UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Smid Cap Growth Series

September 30, 2010

	Number of
	Shares	Value
Common Stock – 97.16%
Consumer Discretionary – 21.81%
*†DineEquity	16,700	$751,166
Fastenal	16,300	866,997
*Gentex	28,000	546,280
†Interval Leisure Group	39,100	526,677
*†NetFlix	3,900	632,424
*Ritchie Brothers Auctioneers	29,900	621,023
*Strayer Education	7,600	1,326,200
*Weight Watchers International	40,900	1,275,671
		6,546,438
Consumer Staples – 6.48%
*†Peet's Coffee & Tea	30,500	1,044,015
*†Whole Foods Market	24,300	901,773
		1,945,788
Energy – 4.75%
Core Laboratories	16,194	1,425,720
		1,425,720
Financial Services – 14.23%
†Affiliated Managers Group	17,200	1,341,772
*Heartland Payment Systems	54,800	834,056
†IntercontinentalExchange	9,500	994,840
†MSCI Class A	8,200	272,322
†optionsXpress Holdings	53,800	826,368
		4,269,358
Healthcare – 13.43%
*†ABIOMED	54,000	572,940
*†athenahealth	25,900	855,218
*Perrigo	20,800	1,335,776
*Techne	20,500	1,265,465
		4,029,399
Producer Durables – 9.35%
*C.H. Robinson Worldwide	8,500	594,320
Expeditors International of Washington	27,800	1,285,194
Graco	29,200	926,516
		2,806,030
Technology – 22.92%
*Blackbaud	49,400	1,187,576
*†Polycom	34,800	949,344
*†SBA Communications Class A	39,300	1,583,790
†Teradata	18,800	724,928
*†VeriFone Holdings	42,000	1,304,940
*†VeriSign	35,500	1,126,770
		6,877,348
Utilities – 4.19%
*†j2 Global Communications	52,800	1,256,112
		1,256,112
Total Common Stock (cost $25,538,327)		29,156,193

	Principal
	Amount
≠Discount Note – 3.20%
Federal Home Loan Bank 0.007% 10/1/10	$960,000	960,000
Total Discount Note (cost $960,000)		960,000

Total Value of Securities Before Securities Lending Collateral – 100.36%
(cost $26,498,327)		30,116,193

	Number of
	Shares
Securities Lending Collateral** – 16.55%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	4,868,879	4,868,879
BNY Mellon SL DBT II Liquidating Fund	96,928	93,895
@†Mellon GSL Reinvestment Trust II	83,589	4,322
Total Short-Term Investments (cost $5,049,396)		4,967,096

Total Value of Securities – 116.91%
(cost $31,547,723)		35,083,289 ©
Obligation to Return Securities Lending Collateral** – (16.82%)		(5,049,396)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.09%)		(26,281)
Net Assets Applicable to 1,559,251 Shares Outstanding – 100.00%		$30,007,612

†Non income producing security.
*Fully or partially on loan.
**See Note 3 in "Notes."
≠The rate shown is the effective yield at time of purchase.
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $4,322 which represented 0.01% of the Series’ net assets. See Note 4 in “Notes."
©Includes $5,084,886 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Smid Cap Growth Series (Series) (formerly, Delaware VIP Growth Opportunities Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2010, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$31,566,802
Aggregate unrealized appreciation	$3,952,772
Aggregate unrealized depreciation	(436,285)
Net unrealized appreciation	$3,516,487

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $4,789,413 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire follows: $1,717,628 expires in 2016 and $3,071,785 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$29,156,193	$-	$-	$29,156,193
Securities Lending Collateral	-	4,962,774	4,322	4,967,096
Short-Term	-	960,000	-	960,000
Total	$29,156,193	$5,922,774	$4,322	$35,083,289

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$3,553
Net change in unrealized
appreciation/depreciation	769
Balance as of 9/30/10	$4,322

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$769

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series' year ending December 31, 2010 and interim periods therein. During the period ended September 30, 2010, the Series made transfers out of Level 1 investments into Level 2 investments in the amount of $4,868,879, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund (Collective Trust) as a Level 2 investment. Management has classified the Collective Trust as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The Collective Trust is priced daily for investors in the Collective Trust. There were no transfers between Level 2 investments and Level 3 investments.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2010, the value of securities on loan was $5,084,886, for which the Series received collateral, comprised of non-cash collateral valued at $111,499 and cash collateral of $5,049,396. At September 30, 2010, the value of invested collateral was $4,967,096. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Series’ schedule of investments.

On May 20, 2010, the Fund's Board of Trustees approved a proposal to merge the Delaware VIP® Trust – Delaware VIP Trend Series into the Fund. The merger was approved and it was completed on October 8, 2010.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Value Series

September 30, 2010

	Number of
	Shares	Value
Common Stock – 99.72%
Consumer Discretionary – 5.97%
Comcast Class A	773,900	$13,992,112
Lowe's	691,200	15,406,848
		29,398,960
Consumer Staples – 14.92%
Archer-Daniels-Midland	485,200	15,487,584
CVS Caremark	439,800	13,840,506
Kimberly-Clark	225,600	14,675,280
Kraft Foods Class A	489,100	15,093,626
*Safeway	679,200	14,371,872
		73,468,868
Energy – 14.92%
Chevron	187,200	15,172,560
ConocoPhillips	259,300	14,891,599
Marathon Oil	431,100	14,269,410
National Oilwell Varco	359,100	15,969,177
Williams	687,500	13,138,125
		73,440,871
Financials – 11.88%
Allstate	481,200	15,181,860
Bank of New York Mellon	518,100	13,537,953
*Marsh & McLennan	598,600	14,438,232
Travelers	293,700	15,301,770
		58,459,815
Health Care – 18.45%
Baxter International	322,800	15,400,788
Cardinal Health	445,900	14,732,536
Johnson & Johnson	236,100	14,628,756
Merck	420,300	15,471,243
Pfizer	905,141	15,541,271
*Quest Diagnostics	298,600	15,070,342
		90,844,936
Industrials – 6.16%
*Northrop Grumman	247,300	14,993,799
*Waste Management	428,900	15,328,886
		30,322,685
Information Technology – 11.99%
Intel	694,000	13,345,620
International Business Machines	112,600	15,104,164
†Motorola	1,734,400	14,794,432
Xerox	1,524,400	15,777,540
		59,021,756
Materials – 3.18%
duPont (E.I.) deNemours	350,500	15,639,310
		15,639,310
Telecommunications – 6.32%
AT&T	538,124	15,390,346
Verizon Communications	482,000	15,708,380
		31,098,726
Utilities – 5.93%
Edison International	409,700	14,089,583
Progress Energy	340,400	15,120,568
		29,210,151
Total Common Stock (cost $445,396,069)		490,906,078

	Principal
	Amount
≠Discount Note – 0.35%
Federal Home Loan Bank 0.007% 10/1/10	$1,725,001	1,725,001
Total Discount Note (cost $1,725,001)		1,725,001

Total Value of Securities Before Securities Lending Collateral – 100.07%
(cost $447,121,070)		492,631,079

	Number of
	Shares
Securities Lending Collateral** – 2.97%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	14,618,674	14,618,674
BNY Mellon SL DBT II Liquidating Fund	6,337	6,139
@†Mellon GSL Reinvestment Trust II	302,595	15,644
Total Securities Lending Collateral (cost $14,927,606)		14,640,457

Total Value of Securities – 103.04%
(cost $462,048,676)		507,271,536 ©
Obligation to Return Securities Lending Collateral** – (3.03%)		(14,927,606)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.01%)		(60,452)
Net Assets Applicable to 32,789,640 Shares Outstanding – 100.00%		$492,283,478

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $14,560,630 of securities loaned.
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $15,644 which represented 0.00% of the Series’ net assets. See Note 4 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2010, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$463,631,195
Aggregate unrealized appreciation	$61,984,403
Aggregate unrealized depreciation	(18,344,062)
Net unrealized appreciation	$43,640,341

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $146,551,366 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,479,986 expires in 2010, $102,136,575 expires in 2016, and $42,934,805 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$490,906,078	$-	$-	$490,906,078
Securities Lending Collateral	-	14,624,813	15,644	14,640,457
Short-Term	-	1,725,001	-	1,725,001
Total	$490,906,078	$16,349,814	$15,644	$507,271,536

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$12,860
Net change in unrealized
appreciation/depreciation	2,784
Balance as of 9/30/10	$15,644

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$2,784

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series' year ending December 31, 2010 and interim periods therein. During the period ended September 30, 2010, the Series made transfers out of Level 1 investments into Level 2 investments in the amount of $14,618,674, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund (Collective Trust) as a Level 2 investment. Management has classified the Collective Trust as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. Collective Trust is priced daily for investors in the Collective Trust. There were no transfers between Level 2 investments and Level 3 investments.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30 2010, the value of securities on loan was $14,560,630, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2010, the value of invested collateral was $14,640,457. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP High Yield Series

September 30, 2010

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Convertible Bonds – 0.46%
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	$1,166,000	$1,042,113
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27	1,204,000	1,035,440
†Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	785,000	0
Total Convertible Bonds (cost $2,067,118)		2,077,553

Corporate Bonds – 88.54%
Basic Industry – 8.08%
AK Steel 7.625% 5/15/20	2,005,000	2,040,088
*#Algoma Acquisition 144A 9.875% 6/15/15	2,255,000	2,021,044
#Appleton Papers 144A 10.50% 6/15/15	1,808,000	1,704,040
#Celanese US Holdings 144A 6.625% 10/15/18	1,000,000	1,025,000
Century Aluminum 8.00% 5/15/14	1,841,000	1,827,193
*#Essar Steel Algoma 144A 9.375% 3/15/15	223,000	225,230
#FMG Finance 144A 10.625% 9/1/16	3,817,000	4,718,765
Freeport-McMoRan Copper & Gold 8.375% 4/1/17	926,000	1,034,957
#Georgia-Pacific 144A 8.25% 5/1/16	1,725,000	1,925,531
*Hexion US Finance/Nova Scotia Finance 8.875% 2/1/18	3,200,000	3,152,000
#Huntsman International 144A 8.625% 3/15/21	900,000	936,000
Lyondell Chemical 11.00% 5/1/18	1,940,000	2,155,825
*#MacDermid 144A 9.50% 4/15/17	986,000	1,035,300
Millar Western Forest Products 7.75% 11/15/13	2,236,000	2,006,810
*Momentive Performance Materials 11.50% 12/1/16	1,115,000	1,120,575
•Noranda Aluminum Acquisition PIK 5.373% 5/15/15	1,468,354	1,242,594
Novelis 7.25% 2/15/15	1,325,000	1,354,813
#PE Paper Escrow 144A 12.00% 8/1/14	975,000	1,127,882
@=Port Townsend 12.431% 8/27/12	558,395	404,836
Ryerson
•7.841% 11/1/14	898,000	840,753
12.00% 11/1/15	948,000	981,180
*#Steel Dynamics 144A 7.625% 3/15/20	1,598,000	1,665,915
Teck Resources
*10.25% 5/15/16	167,000	203,129
10.75% 5/15/19	505,000	636,894
United States Steel 7.375% 4/1/20	500,000	523,750
*Verso Paper Holdings 11.375% 8/1/16	879,000	794,396
		36,704,500
Brokerage – 1.77%
#Cemex Finance 144A 9.50% 12/14/16	2,160,000	2,184,192
E Trade Financial PIK 12.50% 11/30/17	3,007,000	3,443,015
#Penson Worldwide 144A 12.50% 5/15/17	2,410,000	2,416,025
		8,043,232
Capital Goods – 5.29%
Casella Waste Systems
9.75% 2/1/13	2,348,000	2,377,350
11.00% 7/15/14	730,000	803,000
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	1,405,000	1,324,213
#DAE Aviation Holdings 144A 11.25% 8/1/15	1,805,000	1,827,743
#Graham Packaging/GPC Capital I 144A 8.25% 10/1/18	2,095,000	2,139,519
Intertape Polymer 8.50% 8/1/14	868,000	744,310
*Manitowoc 9.50% 2/15/18	2,126,000	2,232,300
#Plastipak Holdings 144A 10.625% 8/15/19	983,000	1,096,045
Ply Gem Industries 13.125% 7/15/14	2,153,000	2,204,134
Pregis 12.375% 10/15/13	3,011,000	3,041,109
*RBS Global/Rexnord 11.75% 8/1/16	1,280,000	1,376,000
Susser Holdings/Finance 8.50% 5/15/16	2,130,000	2,225,850
Thermadyne Holdings 10.00% 2/1/14	415,000	423,300
#Trimas 144A 9.75% 12/15/17	1,671,000	1,804,680
#USG 144A 9.75% 8/1/14	418,000	437,855
		24,057,408

Consumer Cyclical – 7.67%
*American Axle & Manufacturing 7.875% 3/1/17	1,004,000	1,000,235
ArvinMeritor 10.625% 3/15/18	349,000	388,263
Beazer Homes USA
*8.125% 6/15/16	60,000	55,650
9.125% 6/15/18	1,030,000	969,488
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	976,000	1,046,760
*#CKE Restaurants 144A 11.375% 7/15/18	2,010,000	2,070,300
*Ford Motor 7.45% 7/16/31	3,779,000	3,958,502
Ford Motor Credit 12.00% 5/15/15	2,665,000	3,359,576
#Games Merger 144A 11.00% 6/1/18	1,865,000	2,023,525
GMAC 8.00% 12/31/18	3,850,000	3,994,374
Goodyear Tire & Rubber Company 8.25% 8/15/20	950,000	1,004,625
Interface
9.50% 2/1/14	210,000	218,138
11.375% 11/1/13	674,000	768,360
K Hovnanian Enterprises
7.50% 5/15/16	613,000	407,645
10.625% 10/15/16	926,000	931,788
Landry's Restaurants 11.625% 12/1/15	3,014,000	3,194,840
M/I Homes 6.875% 4/1/12	970,000	972,425
Norcraft Finance 10.50% 12/15/15	1,498,000	1,572,900
Norcraft Holdings/Capital 9.75% 9/1/12	1,515,000	1,427,888
*OSI Restaurant Partners 10.00% 6/15/15	1,144,000	1,166,880
Quiksilver 6.875% 4/15/15	220,000	209,550
*Rite Aid 9.375% 12/15/15	1,198,000	1,039,265
*Supervalu 8.00% 5/1/16	1,000,000	1,012,500
Standard Pacific
8.375% 5/15/18	1,493,000	1,500,465
10.75% 9/15/16	512,000	560,640
		34,854,582
Consumer Non-Cyclical – 10.14%
Alere 9.00% 5/15/16	1,502,000	1,554,570
Alliance One International 10.00% 7/15/16	1,894,000	2,059,725
Bausch & Lomb 9.875% 11/1/15	1,782,000	1,904,513
BiosScrip 10.25% 10/1/15	2,076,000	2,133,090
*Cardtronics 8.25% 9/1/18	955,000	1,009,913
Corrections Corporation of America 7.75% 6/1/17	700,000	756,000
#Cott Beverages 144A 8.375% 11/15/17	1,230,000	1,306,875
Dean Foods
6.90% 10/15/17	380,000	360,050
7.00% 6/1/16	1,800,000	1,775,250
Diversey Holdings 10.50% 5/15/20	3,672,000	4,222,799
DJO Finance
10.875% 11/15/14	1,267,000	1,384,198
11.75% 11/15/14	575,000	605,188
Dole Food 13.875% 3/15/14	839,000	1,027,775
#FTI Consulting 144A 6.75% 10/1/20	1,000,000	1,012,500
*Iron Mountain 6.625% 1/1/16	1,970,000	1,989,700
*Jarden 7.50% 1/15/20	2,042,000	2,133,890
#Lantheus Medical Imaging 144A 9.75% 5/15/17	1,460,000	1,511,100
#Multiplan 144A 9.875% 9/1/18	825,000	864,188
#NBTY 144A 9.00% 10/1/18	3,010,000	3,175,549
#Novasep Holding 144A 9.75% 12/15/16	1,950,000	1,511,250
Omnicare 7.75% 6/1/20	2,050,000	2,106,375
#PHH 144A 9.25% 3/1/16	2,065,000	2,157,924
#Quintiles Transnational PIK 144A 9.50% 12/30/14	970,000	999,100
#ServiceMaster PIK 144A 10.75% 7/15/15	2,007,000	2,147,490
Smithfield Foods
*7.75% 7/1/17	925,000	942,344
#144A 10.00% 7/15/14	584,000	674,520
#Tops Markets 144A 10.125% 10/15/15	1,967,000	2,121,901
#Viskase 144A 9.875% 1/15/18	2,245,000	2,301,125
Yankee Acquisition 8.50% 2/15/15	304,000	315,400
		46,064,302
Energy – 12.21%
#American Petroleum Tankers 144A 10.25% 5/1/15	2,100,000	2,157,750
Antero Resources Finance 9.375% 12/1/17	1,598,000	1,705,865

Aquilex Holdings/Finance 11.125% 12/15/16	1,917,000	1,907,415
Chesapeake Energy
7.25% 12/15/18	332,000	359,390
9.50% 2/15/15	1,537,000	1,786,763
Complete Production Service 8.00% 12/15/16	1,079,000	1,116,765
Copano Energy 7.75% 6/1/18	1,907,000	1,935,605
Crosstex Energy/Finance 8.875% 2/15/18	1,717,000	1,807,143
#Drummond 144A 9.00% 10/15/14	1,989,000	2,110,826
Dynergy Holdings 7.75% 6/1/19	1,724,000	1,189,560
*El Paso
6.875% 6/15/14	759,000	815,278
7.00% 6/15/17	721,000	769,210
#Global Geophysical Services 144A 10.50% 5/1/17	943,000	964,218
Headwaters 11.375% 11/1/14	2,027,000	2,168,890
#Helix Energy Solutions Group 144A 9.50% 1/15/16	2,658,000	2,704,514
*#Hercules Offshore 144A 10.50% 10/15/17	2,007,000	1,675,845
#Hilcorp Energy I 144A 8.00% 2/15/20	2,222,000	2,294,214
Holly 9.875% 6/15/17	1,680,000	1,787,100
International Coal Group 9.125% 4/1/18	2,036,000	2,178,520
Key Energy Services 8.375% 12/1/14	2,062,000	2,185,720
#Linn Energy/Finance 144A 8.625% 4/15/20	2,157,000	2,297,204
#Murray Energy 144A 10.25% 10/15/15	2,013,000	2,098,553
#NFR Energy/Finance 144A 9.75% 2/15/17	2,182,000	2,192,910
OPTI Canada
7.875% 12/15/14	1,949,000	1,476,368
*8.25% 12/15/14	2,613,000	1,998,945
PetroHawk Energy
7.875% 6/1/15	1,900,000	1,999,750
10.50% 8/1/14	228,000	259,350
Petroleum Development 12.00% 2/15/18	1,940,000	2,163,100
#Pioneer Drilling 144A 9.875% 3/15/18	1,020,000	1,048,050
*Quicksilver Resources 7.125% 4/1/16	3,019,000	2,996,357
*#SandRidge Energy 144A
8.75% 1/15/20	1,513,000	1,505,435
9.875% 5/15/16	1,753,000	1,818,738
		55,475,351
Finance & Investments – 7.04%
•*American International Group 8.175% 5/15/58	3,635,000	3,662,263
Express Finance 8.75% 3/1/18	1,385,000	1,468,100
•Fifth Third Capital Trust IV 6.50% 4/15/37	1,965,000	1,888,856
•Genworth Financial 6.15% 11/15/66	4,430,000	3,394,488
•#HBOS Capital Funding 144A 6.071% 6/29/49	2,814,000	2,504,460
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	4,314,000	2,933,520
•#Liberty Mutual Group 144A 7.00% 3/15/37	2,674,000	2,327,479
LVB Acquisition 11.625% 10/15/17	1,855,000	2,075,281
Nuveen Investments 10.50% 11/15/15	6,579,000	6,570,776
#Pinafore 144A 9.00% 10/1/18	2,470,000	2,605,850
•∏XL Capital 6.50% 12/31/49	2,738,000	2,286,230
Zions Bancorporation 5.65% 5/15/14	264,000	262,014
		31,979,317
Media – 6.79%
Affinion Group 11.50% 10/15/15	792,000	840,510
#Affinion Group Holdings 144A 11.625% 11/15/15	795,000	783,473
Cablevision Systems
8.00% 4/15/20	237,000	256,256
8.625% 9/15/17	869,000	960,245
#CCO Holdings 144A
7.875% 4/30/18	469,000	488,933
8.125% 4/30/20	583,000	620,895
*#Charter Communications Operating 144A 10.875% 9/15/14	920,000	1,046,500
*Clear Channel Communications 10.75% 8/1/16	1,189,000	933,365
#Columbus International 144A 11.50% 11/20/14	2,547,000	2,826,660
DISH DBS 7.875% 9/1/19	1,972,000	2,132,224
*Gray Television 10.50% 6/29/15	449,000	450,684
#InVentiv Health 144A 10.00% 8/15/18	2,345,000	2,336,205
#MDC Partners 144A 11.00% 11/1/16	1,047,000	1,125,525
#Nexstar Broadcasting 144A 8.875% 4/15/17	2,017,000	2,112,808
Nielsen Finance
#144A 7.75% 10/15/18	1,265,000	1,280,813
11.50% 5/1/16	1,439,000	1,640,460
*11.625% 2/1/14	341,000	388,740
Ω12.50% 8/1/16	880,000	885,500

#Sinclair Television Group 144A 9.25% 11/1/17	1,494,000	1,609,785
#Sitel Finance 144A 11.50% 4/1/18	2,067,000	1,663,935
#Umbrella Acquisition PIK 144A 9.75% 3/15/15	1,241,950	1,195,377
*#Univision Communications 144A 12.00% 7/1/14	1,329,000	1,460,239
#UPC Holding 144A 9.875% 4/15/18	1,865,000	1,995,550
*#Visant 144A 10.00% 10/1/17	1,355,000	1,419,363
#XM Satellite Radio Holdings 144A 13.00% 8/1/13	364,000	420,420
		30,874,465
Real Estate – 0.50%
Felcor Lodging 10.00% 10/1/14	2,071,000	2,259,979
		2,259,979
Services Cyclical – 9.21%
#Ashtead Capital 144A 9.00% 8/15/16	1,855,000	1,929,200
#Delta Air Lines 144A 12.25% 3/15/15	1,936,000	2,148,960
DryShips 5.00% 12/1/14	1,300,000	1,225,250
#Equinox Holdings 144A 9.50% 2/1/16	2,145,000	2,203,988
General Maritime 12.00% 11/15/17	2,042,000	2,164,520
*Global Cash Access 8.75% 3/15/12	1,289,000	1,282,555
*Harrah's Operating 11.25% 6/1/17	3,192,000	3,511,199
#Kansas City Southern de Mexico 144A 8.00% 2/1/18	1,803,000	1,947,240
*#MCE Finance 144A 10.25% 5/15/18	2,005,000	2,240,588
MGM MIRAGE
11.125% 11/15/17	1,458,000	1,667,588
*11.375% 3/1/18	3,176,000	3,041,019
13.00% 11/15/13	1,734,000	2,046,120
*Mohegan Tribal Gaming Authority
6.875% 2/15/15	1,066,000	592,963
7.125% 8/15/14	794,000	468,460
NCL 11.75% 11/15/16	2,114,000	2,378,250
Peninsula Gaming 10.75% 8/15/17	2,227,000	2,363,404
Pinnacle Entertainment 8.75% 5/15/20	2,525,000	2,499,750
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	1,648,000	1,728,340
*Royal Caribbean Cruises 6.875% 12/1/13	1,116,000	1,180,170
RSC Equipment Rental/Holdings III
*9.50% 12/1/14	1,769,000	1,841,971
10.25% 11/15/19	269,000	287,158
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	2,323,000	1,742,250
#United Air Lines 144A 9.875% 8/1/13	1,257,000	1,370,130
		41,861,073
Services Non-Cyclical – 2.98%
Accellent 10.50% 12/1/13	622,000	631,330
Alion Science & Technology 12.00% 11/1/14	1,666,807	1,666,807
Community Health Systems 8.875% 7/15/15	1,829,000	1,947,885
HCA 9.25% 11/15/16	3,086,000	3,348,310
#Radiation Therapy Services 144A 9.875% 4/15/17	1,500,000	1,488,750
#Radnet Management 144A 10.375% 4/1/18	1,050,000	966,000
Select Medical 7.625% 2/1/15	1,448,000	1,420,850
•US Oncology PIK 6.737% 3/15/12	2,198,000	2,093,595
		13,563,527
Technology & Electronics – 3.26%
Anixter 10.00% 3/15/14	971,000	1,066,886
#Aspect Software 144A 10.625% 5/15/17	2,090,000	2,181,437
*First Data 9.875% 9/24/15	2,558,000	2,103,955
#International Wire Group 144A 9.75% 4/15/15	1,922,000	1,972,453
#MagnaChip Semiconductor/Finance 144A 10.50% 4/15/18	1,530,000	1,625,625
*NXP BV Funding 9.50% 10/15/15	2,028,000	2,083,770
Sanmina-SCI 8.125% 3/1/16	1,630,000	1,678,900
*SunGard Data Systems 10.25% 8/15/15	1,989,000	2,103,368
		14,816,394
Telecommunications – 11.32%
@=‡Allegiance Telecom 11.75% 2/15/11	565,000	0
#Clearwire Communications/Finance 144A 12.00% 12/1/15	5,105,000	5,532,380
*Cricket Communications
7.75% 5/15/16	1,112,000	1,185,670
10.00% 7/15/15	1,041,000	1,129,485
#Digicel Group 144A
*8.25% 9/1/17	1,570,000	1,656,350
8.875% 1/15/15	643,000	659,075

Global Crossing 12.00% 9/15/15	2,856,000	3,241,559
GXS Worldwide 9.75% 6/15/15	2,607,000	2,610,259
Intelsat Bermuda 11.25% 2/4/17	2,090,000	2,249,363
Intelsat Subsidiary Holding 8.875% 1/15/15	2,800,000	2,911,999
Level 3 Communications 6.50% 10/1/16	1,100,000	1,130,250
Level 3 Financing 10.00% 2/1/18	1,709,000	1,546,645
MetroPCS Wireless 7.875% 9/1/18	950,000	983,250
NII Capital
8.875% 12/15/19	653,000	728,911
10.00% 8/15/16	1,844,000	2,106,770
PAETEC Holding 8.875% 6/30/17	2,046,000	2,148,300
#Primus Telecommunications Holding 144A 13.00% 12/15/16	1,854,000	1,937,430
*Sprint Capital 8.75% 3/15/32	4,236,000	4,468,979
#Telcordia Technologies 144A 11.00% 5/1/18	581,000	573,011
Telesat Canada/Telesat
11.00% 11/1/15	1,238,000	1,405,130
12.50% 11/1/17	1,879,000	2,226,615
Terremark Worldwide 12.00% 6/15/17	1,835,000	2,105,663
*#Trilogy International Partners 144A 10.25% 8/15/16	1,205,000	1,126,675
ViaSat 8.875% 9/15/16	1,011,000	1,093,144
Virgin Media Finance 8.375% 10/15/19	1,157,000	1,275,593
West 11.00% 10/15/16	2,177,000	2,323,948
#Wind Acquisition Finance 144A
11.75% 7/15/17	1,833,000	2,063,271
12.00% 12/1/15	965,000	1,026,519
		51,446,244
Utilities – 2.28%
AES
7.75% 3/1/14	10,000	10,750
8.00% 6/1/20	1,814,000	1,977,260
9.75% 4/15/16	700,000	808,500
Elwood Energy 8.159% 7/5/26	1,412,471	1,334,785
Energy Future Intermediate Holding/Finance 10.00% 12/1/20	1,075,000	1,072,221
#GenOn Escrow 144A 9.50% 10/15/18	1,480,000	1,431,900
*Mirant Americas Generation 8.50% 10/1/21	2,410,000	2,331,675
•Puget Sound Energy 6.974% 6/1/67	1,516,000	1,419,281
		10,386,372
Total Corporate Bonds (cost $378,768,344)		402,386,746

«Senior Secured Loans – 1.74%
Chester Downs & Marina 12.375% 12/31/16	962,000	971,620
PQ 6.82% 7/30/15	2,524,000	2,338,486
Texas Competitive Electric Holdings Tranche B2 3.941% 10/10/14	4,435,643	3,455,853
Univision Communications Tranche B 2.566% 9/29/14	1,278,660	1,126,577
Total Senior Secured Loans (cost $7,046,942)		7,892,536

	Number of
	Shares
Common Stock – 0.49%
†Alliance HealthCare Service	97,751	447,700
∏=†Avado Brands	1,813	0
=†Calpine	1,204,800	0
=†Century Communications	2,820,000	0
†DIRECTV Class A	19,510	812,201
†Flextronics International	55,400	334,616
†GeoEye	7,260	293,885
†Mirant	747	7,440
*†Mobile Mini	21,377	327,923
∏=†PT Holdings	1,905	19
†USgen	475,000	0
Total Common Stock (cost $3,264,342)		2,223,784

Preferred Stocks – 1.03%
#Ally Financial 144A	5,100	4,679,250
=Port Townsend	381	0
Total Preferred Stocks (cost $4,722,440)		4,679,250

Warrants – 0.00%
Alion Science & Technology	1,593	16
=†Port Townsend	381	4
Total Warrants (cost $9,144)		20

	Principle
	Amount
	(U.S. $)
≠Discount Note – 6.92%
Federal Home Loan Bank 0.007% 10/1/10	$31,474,015	31,474,015
Total Discount Note (cost $31,474,015)		31,474,015
Total Value of Securities Before Securities Lending Collateral – 99.18%
(cost $427,352,345)		450,733,904

	Number of
	Shares
Securities Lending Collateral** – 5.19%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	23,027,989	23,027,989
BNY Mellon SL DB II Liquidating Fund	571,495	553,607
†@Mellon GSL Reinvestment Trust II	491,181	25,394
Total Securities Lending Collateral (cost $24,090,665)		23,606,990

Total Value of Securities – 104.37%
(cost $451,443,010)		474,340,894	©
Obligation to Return Securities Lending Collateral** – (5.30%)		(24,090,665)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.93%		4,220,288
Net Assets Applicable to 78,352,953 Shares Outstanding – 100.00%		$454,470,517

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010 the aggregate amount of Rule 144A securities was $153,349,195 which represented 33.74% of the Series’ net assets. See Note 4 in “Notes.”
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $2,158,570, which represented 0.47% of the Series’ net assets. See Note 4 in “Notes.”
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At September 30, 2010, the aggregate amount of restricted securities was $2,286,249 or 0.50% of the Series’ net assets. See Note 4 in “Notes.”
†Non income producing security.
‡Non income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2010, the aggregate amount of fair valued securities was $404,859, which represented 0.09% of the Series’ net assets. See Note 1 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
≠The rate shown is the effective yield at the time of purchase.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2010.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $23,264,781 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP High Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series was as follows:

Cost of investments	$451,849,278
Aggregate unrealized appreciation	$28,365,177
Aggregate unrealized depreciation	(5,873,561)
Net unrealized appreciation	$22,491,616

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $51,857,676 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $4,569,135 expires in 2010, $561,008 expires in 2015, $36,349,246 expires in 2016 and $10,378,287 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,223,765	$-	$19	$2,223,784
Corporate Debt	-	411,951,999	404,836	412,356,835
Short-Term	-	31,474,015	-	31,474,015
Securities Lending Collateral	-	23,581,596	25,394	23,606,990
Other	-	4,679,250	20	4,679,270
Total	$2,223,765	$471,686,860	$430,269	$474,340,894

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Corporate	Common		Lending
	Debt	Stock	Other	Collateral	Total
Balance as of 12/31/09	$404,836	$19	$4	$20,875	$425,734
Sales	(2,385)	-	-	-	(2,385)
Net change in unrealized
appreciation/depreciation	2,385	-	16	4,519	6,920
Balance as of 9/30/10	$404,836	$19	$20	$25,394	$430,269

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$2,385	$-	$16	$4,519	$6,920

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series' fiscal year ending December 31, 2010 and interim periods therein. During the period ended September 30, 2010, the Series made transfers out of Level 1 investments into Level 2 investments in the amount of $23,027,989, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund (Collective Trust) as a Level 2 investment. Management has classified the Collective Trust as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The Collective Trust is priced daily for investors in the Collective Trust. There were no transfers between Level 2 investments and Level 3 investments.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2010, the value of securities on loan was $23,264,781, for which the Series received collateral, comprised of non-cash collateral valued at $122,557, and cash collateral of $24,090,665. At September 30, 2010, the value of invested collateral was $23,606,990. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP International Value Equity Series

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.23%Δ
Australia – 1.76%
Coca-Cola Amatil	82,426	$954,532
		954,532
Brazil – 3.75%
Petroleo Brasileiro ADR	28,786	944,757
*Vale ADR	34,600	1,081,942
		2,026,699
Canada – 6.83%
Agrium	5,591	419,269
†CGI Group Class A	148,803	2,240,217
*TELUS	23,346	1,037,398
		3,696,884
China – 6.98%☐
Chaoda Modern Agriculture Holdings	1,330,000	1,102,205
CNOOC	777,000	1,506,152
*†Sohu.com	20,300	1,169,686
		3,778,043
Finland – 1.52%
Nokia	81,744	821,355
		821,355
France – 20.00%
*Alstom	21,457	1,094,662
*AXA	56,432	986,711
Compagnie de Saint-Gobain	19,429	864,321
*Lafarge	15,163	868,244
*PPR	3,921	634,801
*Publicis Groupe	12,229	580,867
*Sanofi-Aventis	16,068	1,070,671
Teleperformance	44,593	1,270,634
*Total	21,756	1,121,336
*†Vallourec	10,619	1,054,969
Vivendi	46,563	1,272,806
		10,820,022
Germany – 6.98%
Bayerische Motoren Werke	20,795	1,458,084
Deutsche Post	60,602	1,104,653
Metro	18,553	1,212,353
		3,775,090
Hong Kong – 5.03%■
Esprit Holdings	90,298	489,959
*Techtronic Industries	1,195,859	1,175,992
Yue Yuen Industrial Holdings	284,500	1,054,193
		2,720,144
Italy – 6.58%
Finmeccanica	96,128	1,142,154
Parmalat	461,259	1,183,510
UniCredit	484,047	1,236,040
		3,561,704
Japan – 9.88%
*Asahi Glass	90,000	917,630
*Don Quijote	39,400	978,568
ITOCHU	89,435	818,647
*Mitsubishi UFJ Financial Group	219,135	1,021,309
*Round One	70,035	255,924
Toyota Motor	37,643	1,352,107
		5,344,185
Luxembourg – 1.12%
ArcelorMittal	18,362	604,817
		604,817

Netherlands – 0.98%
Koninklijke Philips Electronics	16,823	528,781
		528,781
Singapore – 1.60%
Singapore Airlines	70,000	868,481
		868,481
Spain – 4.71%
Banco Santander	102,271	1,299,080
Telefonica	50,435	1,249,036
		2,548,116
Sweden – 5.16%
*Autoliv	9,287	606,720
Meda Class A	140,972	1,125,366
Nordea Bank	101,556	1,057,844
		2,789,930
Switzerland – 2.22%
Novartis	20,983	1,203,575
		1,203,575
Taiwan – 4.45%
Chunghwa Telecom ADR	37,263	835,436
HTC	69,250	1,573,662
		2,409,098
United Kingdom – 8.68%
Greggs	116,531	870,837
National Grid	105,695	897,455
Rexam	221,357	1,067,912
Standard Chartered	42,901	1,231,312
Vodafone Group	253,895	626,603
		4,694,119
Total Common Stock (cost $49,265,057)		53,145,575

	Principal
	Amount
≠Discount Note – 0.51%
Federal Home Loan Bank 0.007% 10/1/10	$278,000	278,000
Total Discount Note (cost $278,000)		278,000

Total Value of Securities Before Securities Lending Collateral – 98.74%
(cost $49,543,057)		53,423,575

	Number of
	Shares
Securities Lending Collateral** – 19.66%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	10,293,274	10,293,274
BNY Mellon SL DB II Liquidating Fund	337,708	327,138
†@Mellon GSL Reinvestment Trust II	322,640	16,681
Total Securities Lending Collateral (cost $10,953,622)		10,637,093

Total Value of Securities – 118.40%
(cost $60,496,679)		64,060,668	©
Obligation to Return Securities Lending Collateral** – (20.24%)		(10,953,622)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.84%		997,421
Net Assets Applicable to 5,378,727 Shares Outstanding – 100.00%		$54,104,467

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
**See Note 4 in “Notes.”
†Non income producing security.
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $16,681, which represented 0.03% of the Series’ net assets. See Note 5 in "Notes."
©Includes $10,421,544 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.
*Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR – American Depositary Receipts
EUR – European Monetary Unit
JPY – Japanese Yen
MNB – Mellon National Bank
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at September 30, 2010:

Foreign Currency Exchange Contracts
						Unrealized
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Depreciation
MNB	EUR	52,377	USD	(71,452)	10/1/10	$45
MNB	JPY	(534,425)	USD	6,389	10/1/10	14
						$59

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Series’ net assets.

1See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$61,114,331
Aggregate unrealized appreciation	$8,044,651
Aggregate unrealized depreciation	(5,098,314)
Net unrealized appreciation	$2,946,337

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $25,477,535 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $12,753,714 expires in 2016 and $12,723,821 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$53,145,575	$-	$-	$53,145,575
Short-Term	-	278,000	-	278,000
Securities Lending Collateral	-	10,620,412	16,681	10,637,093
Total	$53,145,575	$10,898,412	$16,681	$64,060,668

Foreign Currency Exchange Contracts	$-	$(59)	$-	$(59)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$13,712
Net change in unrealized
appreciation/depreciation	2,969
Balance as of 9/30/10	$16,681

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$2,969

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series' fiscal year ending December 31, 2010 and interim periods therein. During the period ended September 30, 2010, the Series made transfers out of Level 1 investments into Level 2 investments in the amount of $10,293,274, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund (Collective Trust) as a Level 2 investment. Management has classified the Collective Trust as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The Collective Trust is priced daily for investors in the Collective Trust. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy. There were no transfers between Level 2 investments and Level 3 investments.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30 2010, the value of securities on loan was $10,421,544, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2010, the value of invested collateral was $10,637,093. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust  Delaware – VIP Limited-Term Diversified Income Series

September 30, 2010

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Asset-Backed Securities – 0.00%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$22,008	$21,363
Total Agency Asset-Backed Securities (cost $21,830)		21,363

Agency Collateralized Mortgage Obligations – 1.05%
Fannie Mae Grantor Trust
•Series 2001-T5 A2 7.00% 2/19/30	25,380	28,648
Series 2001-T8 A2 9.50% 7/25/41	15,467	18,947
Fannie Mae REMICs
Series 2003-32 PH 5.50% 3/25/32	562,507	592,095
Series 2003-81 GE 4.50% 4/25/18	435,502	458,236
Series 2003-91 BE 4.00% 11/25/16	228,875	230,845
Series 2003-120 BL 3.50% 12/25/18	430,000	457,996
•Series 2005-66 FD 0.556% 7/25/35	720,475	719,550
Series 2006-69 PB 6.00% 10/25/32	1,756,312	1,810,955
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	36,715	41,408
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	65,025	73,397
Series 2694 QG 4.50% 1/15/29	60,000	62,704
Series 2706 UG 4.50% 8/15/16	1,065,000	1,100,027
Series 2802 NM 4.50% 9/15/29	730,000	775,962
Series 2890 PC 5.00% 7/15/30	140,000	146,739
Series 3337 PB 5.50% 7/15/30	40,000	41,289
Series 3416 GK 4.00% 7/15/22	128,620	134,225
•Freddie Mac Strip Series 19 F 1.409% 6/1/28	11,197	10,675
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	1,578	1,781
Series T-58 2A 6.50% 9/25/43	37,694	42,547
Total Agency Collateralized Mortgage Obligations (cost $6,714,714)		6,748,026

Agency Mortgage-Backed Securities – 17.58%
Fannie Mae
6.50% 8/1/17	13,140	14,208
7.00% 11/15/16	15,919	16,913
•Fannie Mae ARM
2.114% 1/1/35	1,238,848	1,289,044
2.630% 8/1/34	25,224	26,429
2.689% 12/1/33	20,419	21,327
2.704% 6/1/34	27,510	28,803
3.044% 10/1/33	18,145	19,011
4.161% 11/1/35	187,363	194,841
4.326% 9/1/39	931,919	982,007
4.433% 10/1/39	2,020,773	2,132,700
4.795% 9/1/35	700,952	739,031
4.965% 11/1/33	2,437,157	2,589,601
4.994% 8/1/35	31,283	33,258
5.065% 3/1/38	14,330	15,260
5.13% 9/1/38	1,358,582	1,452,020
5.131% 11/1/35	7,764	8,296
5.33% 4/1/36	468,753	491,468
5.476% 8/1/37	390,371	414,695
5.543% 4/1/37	1,800,897	1,926,126
5.915% 8/1/37	350,526	376,906
6.006% 6/1/36	90,690	96,915
6.009% 7/1/36	66,173	70,712
6.145% 8/1/37	484,061	516,391
6.192% 7/1/36	69,792	74,922
6.274% 4/1/36	23,923	25,651
6.295% 8/1/36	84,465	90,637
Fannie Mae Relocation 30 yr 5.00% 1/1/34	130,766	136,925

Fannie Mae S.F. 15 yr
4.50% 9/1/20	2,520,675	2,677,373
5.00% 9/1/18	209,590	223,683
5.00% 10/1/18	3,338	3,562
5.00% 2/1/19	5,385	5,776
5.00% 5/1/21	37,841	40,409
5.50% 4/1/21	2,425	2,612
5.50% 1/1/23	22,357	24,079
6.00% 3/1/18	1,152,317	1,246,747
6.00% 8/1/22	62,604	67,890
7.00% 11/1/14	590	632
7.50% 3/1/15	2,603	2,761
8.00% 10/1/14	262	274
8.00% 10/1/16	13,631	14,833
Fannie Mae S.F. 15 yr TBA
4.00% 11/1/25	17,825,000	18,565,844
4.50% 11/1/25	3,000,000	3,150,936
5.00% 11/1/25	18,960,000	20,081,312
5.50% 10/1/25	14,100,000	15,167,412
Fannie Mae S.F. 30 yr
5.00% 3/1/34	10,058	10,680
5.00% 12/1/37	70,594	74,371
5.00% 1/1/38	122,232	128,771
5.00% 2/1/38	56,040	59,035
6.00% 11/1/34	5,398	5,893
6.00% 4/1/36	12,613	13,622
6.00% 10/1/36	1,990,926	2,150,350
6.00% 1/1/38	616,778	666,167
6.50% 6/1/29	1,641	1,838
6.50% 1/1/34	2,278	2,536
6.50% 4/1/36	6,782	7,481
6.50% 6/1/36	14,014	15,348
6.50% 10/1/36	11,547	12,647
6.50% 8/1/37	3,364	3,675
6.50% 12/1/37	17,109	18,907
7.00% 12/1/34	1,328	1,483
7.00% 12/1/35	1,098	1,224
7.00% 4/1/37	1,443,883	1,609,896
7.00% 12/1/37	23,000	25,644
7.50% 6/1/31	15,051	17,185
7.50% 4/1/32	600	685
7.50% 5/1/33	2,459	2,784
7.50% 6/1/34	1,028	1,162
9.00% 7/1/20	22,918	25,133
10.00% 8/1/19	19,202	21,492
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/40	435,000	457,838
6.00% 10/1/40	285,000	306,108
•Freddie Mac ARM
2.672% 4/1/33	10,818	11,285
3.357% 4/1/34	5,492	5,769
5.042% 7/1/38	3,625,378	3,864,411
5.619% 6/1/37	1,211,008	1,286,231
5.677% 7/1/36	159,741	168,540
5.788% 10/1/36	19,545	20,825
6.038% 10/1/37	1,295,466	1,393,882
Freddie Mac Balloon 7 yr
5.00% 6/1/11	66,771	67,018
5.00% 11/1/11	71,279	72,925
Freddie Mac S.F. 15 yr
4.00% 11/1/13	45,177	46,402
4.00% 3/1/14	58,610	61,325
5.00% 4/1/20	193,711	206,873
8.00% 5/1/15	18,842	20,425
Freddie Mac S.F. 15 yr TBA
5.00% 11/1/25	4,275,000	4,528,161
5.50% 11/1/25	4,275,000	4,588,947
Freddie Mac S.F. 30 yr
6.00% 2/1/36	3,675,840	3,960,421
7.00% 11/1/33	13,906	15,777
9.00% 4/1/17	1,457	1,610

Freddie Mac S.F. 30 yr TBA
6.00% 10/1/40	8,615,000	9,235,547
6.50% 10/1/40	2,675,000	2,912,406
GNMA I S.F. 30 yr
7.00% 12/15/34	46,971	52,627
7.50% 1/15/32	1,439	1,649
GNMA II S.F. 30 yr
12.00% 6/20/14	2,448	2,761
12.00% 2/20/16	480	480
Total Agency Mortgage-Backed Securities (cost $112,417,915)		113,228,484

Agency Obligations – 7.55%
Fannie Mae
Φ0.625% 8/9/13	6,000,000	5,996,772
1.25% 9/30/13	9,350,000	9,369,233
Federal Home Loan Banks 0.875% 7/27/12	5,845,000	5,847,052
Freddie Mac
Φ0.50% 7/27/12	1,850,000	1,848,755
Φ0.50% 9/17/13	3,300,000	3,295,472
Φ0.75% 6/15/12	3,670,000	3,671,751
1.125% 10/25/13	6,500,000	6,496,419
1.20% 9/24/13	3,070,000	3,072,815
1.25% 9/30/13	9,000,000	9,021,474
Total Agency Obligations (cost $48,585,748)		48,619,743

Commercial Mortgage-Backed Securities – 2.09%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	95,000	104,394
Bank of America Commercial Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38	773,860	782,802
•Series 2004-3 A5 5.413% 6/10/39	90,000	98,123
•Series 2005-1 A5 5.158% 11/10/42	330,000	361,858
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	245,000	266,123
•Series 2005-T20 A4A 5.149% 10/12/42	500,000	552,811
Series 2007-PW15 A4 5.331% 2/11/44	595,000	612,235
w•Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	1,665,000	1,817,414
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	45,000	45,425
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	20,704	20,889
•Series 2004-GG2 A6 5.396% 8/10/38	470,000	512,669
Series 2005-GG4 A4 4.761% 7/10/39	1,370,000	1,439,032
Series 2005-GG4 A4A 4.751% 7/10/39	1,405,000	1,510,755
•Series 2006-GG6 A4 5.553% 4/10/38	915,000	985,214
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	125,000	137,001
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	500,000	527,293
•Series 2005-LDP5 A4 5.198% 12/15/44	545,000	600,149
Merrill Lynch-Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	38,548	38,742
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	1,205,000	1,307,669
•Series 2007-T27 A4 5.649% 6/11/42	1,520,000	1,685,993
•Wachovia Bank Commercial Mortgage Trust Series 2005-C20 A5 5.087% 7/15/42	80,000	81,898
Total Commercial Mortgage-Backed Securities (cost $11,477,372)		13,488,489

Convertible Bonds – 0.73%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	375,000	373,594
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13	1,250,000	1,254,688
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11	3,000,000	3,052,499
Total Convertible Bonds (cost $4,503,210)		4,680,781

Corporate Bonds – 25.08%
Banking – 5.22%
#Bank Nederlandse Gemeenten 144A 1.75% 10/6/15	1,090,000	1,084,359
Bank of America
•0.592% 6/15/17	605,000	506,886
3.70% 9/1/15	1,220,000	1,233,929
BB&T
5.20% 12/23/15	855,000	941,694
5.70% 4/30/14	1,440,000	1,618,731
6.50% 8/1/11	555,000	580,552
Comerica 3.00% 9/16/15	2,185,000	2,213,982

Export-Import Bank of Korea
5.875% 1/14/15	250,000	279,934
#144A 5.25% 2/10/14	995,000	1,084,077
JPMorgan Chase
•0.623% 6/13/16	605,000	573,949
5.15% 10/1/15	1,655,000	1,816,667
KeyBank 5.80% 7/1/14	1,305,000	1,424,038
Korea Development Bank
4.375% 8/10/15	565,000	599,996
8.00% 1/23/14	2,135,000	2,499,277
Oesterreichische Kontrollbank
1.75% 3/11/13	1,155,000	1,177,648
1.75% 10/5/15	790,000	792,188
PNC Funding 5.25% 11/15/15	275,000	305,778
#•Rabobank 144A 11.00% 12/29/49	1,240,000	1,616,773
Rentenbank
3.125% 7/15/15	1,065,000	1,139,809
3.25% 3/15/13	850,000	899,182
4.125% 7/15/13	1,155,000	1,254,187
#Santander US Debt 144A 3.781% 10/7/15	1,200,000	1,192,946
Silicon Valley Bank 5.70% 6/1/12	380,000	395,752
US Bancorp
3.15% 3/4/15	750,000	793,588
4.20% 5/15/14	1,860,000	2,039,998
*•USB Capital IX 6.189% 4/15/49	1,770,000	1,407,150
Wachovia 5.25% 8/1/14	480,000	522,200
•Wells Fargo Bank 0.586% 5/16/16	545,000	502,745
•Wells Fargo Capital XIII 7.70% 12/29/49	1,785,000	1,860,863
#Westpac Securities 144A 2.50% 5/25/12	1,255,000	1,284,997
		33,643,875
Basic Industry – 1.38%
#Anglo American Capital 144A 2.15% 9/27/13	1,095,000	1,103,742
ArcelorMittal 3.75% 8/5/15	2,290,000	2,317,005
CF Industries 7.125% 5/1/20	485,000	531,681
Dow Chemical 7.60% 5/15/14	1,215,000	1,420,314
Freeport McMoRan Copper & Gold 8.375% 4/1/17	865,000	966,779
Hexion US Finance 8.875% 2/1/18	845,000	832,325
Praxair 2.125% 6/14/13	1,015,000	1,044,148
Teck Resources
9.75% 5/15/14	389,000	479,982
10.25% 5/15/16	72,000	87,576
10.75% 5/15/19	97,000	122,334
		8,905,886
Brokerage – 0.64%
Goldman Sachs Group 5.15% 1/15/14	1,900,000	2,063,980
Jefferies Group 5.875% 6/8/14	820,000	895,167
Lazard Group
6.85% 6/15/17	608,000	651,972
7.125% 5/15/15	114,000	124,489
•Morgan Stanley 1.006% 10/15/15	420,000	385,702
		4,121,310
Capital Goods – 0.44%
Allied Waste North America 7.125% 5/15/16	635,000	681,032
NXP BV Funding 9.50% 10/15/15	125,000	128,438
Thermo Fisher Scientific 3.20% 5/1/15	1,910,000	2,015,479
		2,824,949
Communications – 3.70%
American Tower 5.05% 9/1/20	300,000	307,856
AT&T 6.70% 11/15/13	190,000	220,151
AT&T Wireless 8.125% 5/1/12	1,344,000	1,493,689
Cablevision Systems 8.625% 9/15/17	300,000	331,500
#Charter Communications Operating Capital 144A 10.875% 9/15/14	95,000	108,063
Cincinnati Bell 7.00% 2/15/15	265,000	266,325
Citizens Communications 7.125% 3/15/19	659,000	678,770
Comcast 5.85% 11/15/15	1,500,000	1,740,278
COX Communications 5.45% 12/15/14	1,275,000	1,443,674
*Cricket Communications 9.375% 11/1/14	1,055,000	1,097,200
#Crown Castle Towers 144A 3.214% 8/15/15	795,000	805,145
CSC Holdings 6.75% 4/15/12	42,000	44,048
DirecTV Holdings/Financing 7.625% 5/15/16	1,405,000	1,568,380

DISH DBS 7.875% 9/1/19	350,000	378,438
EchoStar DBS 7.125% 2/1/16	480,000	507,000
#Inmarsat Finance 144A 7.375% 12/1/17	290,000	304,500
#NBC Universal 144A
2.875% 4/1/16	1,120,000	1,121,639
3.65% 4/30/15	1,385,000	1,463,485
Qwest 8.375% 5/1/16	1,300,000	1,543,750
Sprint Nextel 6.00% 12/1/16	1,460,000	1,449,050
Telecom Italia Capital
4.95% 9/30/14	345,000	367,664
5.25% 11/15/13	300,000	322,551
6.20% 7/18/11	691,000	716,050
Time Warner Cable
7.50% 4/1/14	1,420,000	1,674,979
8.25% 2/14/14	495,000	591,202
#Vivendi 144A 5.75% 4/4/13	1,580,000	1,721,081
#Wind Acquisition Finance 144A 11.75% 7/15/17	850,000	956,781
Windstream 8.125% 8/1/13	570,000	621,300
		23,844,549
Consumer Cyclical – 0.89%
Brinker International 5.75% 6/1/14	1,000,000	1,065,084
*Goodyear Tire & Rubber 10.50% 5/15/16	610,000	693,875
Harrah's Operating 11.25% 6/1/17	745,000	819,500
MGM Mirage 13.00% 11/15/13	445,000	525,100
Wal-Mart Stores 2.25% 7/8/15	1,970,000	2,040,457
Wyndham Worldwide 5.75% 2/1/18	575,000	577,674
		5,721,690
Consumer Non-Cyclical – 4.99%
Abbott Laboratories 2.70% 5/27/15	1,935,000	2,034,770
Amgen 4.85% 11/18/14	665,000	752,664
Anheuser-Busch Inbev Worldwide
2.50% 3/26/13	1,725,000	1,770,868
3.625% 4/15/15	220,000	232,611
Aramark 8.50% 2/1/15	495,000	517,275
AstraZeneca 5.40% 9/15/12	1,035,000	1,128,168
#Brambles USA 144A 3.95% 4/1/15	240,000	249,150
CareFusion 5.125% 8/1/14	2,125,000	2,345,797
Community Health Systems 8.875% 7/15/15	830,000	883,950
Corrections Corporation of America 7.75% 6/1/17	280,000	302,400
Covidien International Finance 2.80% 6/15/15	2,285,000	2,370,437
#Genzyme 144A 3.625% 6/15/15	1,750,000	1,857,795
HCA 9.25% 11/15/16	525,000	569,625
HCA PIK 9.625% 11/15/16	73,000	79,388
Hospira 6.40% 5/15/15	1,725,000	2,001,136
International CCE 2.125% 9/15/15	1,975,000	1,979,606
Iron Mountain 8.00% 6/15/20	760,000	806,550
Kraft Foods 4.125% 2/9/16	1,790,000	1,938,575
Life Technologies 4.40% 3/1/15	660,000	704,738
McKesson 5.25% 3/1/13	1,300,000	1,413,016
Medco Health Solutions 7.25% 8/15/13	1,000,000	1,155,920
Medtronic 3.00% 3/15/15	950,000	1,007,044
*RSC Equipment Rental/Holdings III 10.25% 11/15/19	655,000	699,213
Supervalu 7.50% 11/15/14	520,000	525,200
Teva Pharmaceutical Finance II/III 3.00% 6/15/15	1,360,000	1,424,238
#Woolworths 144A 2.55% 9/22/15	2,185,000	2,214,379
Yale University 2.90% 10/15/14	1,105,000	1,170,939
		32,135,452
Electric – 1.69%
#AES 144A 8.75% 5/15/13	122,000	124,135
Appalachian Power 3.40% 5/24/15	1,445,000	1,522,832
CMS Energy 4.25% 9/30/15	695,000	704,471
Duke Energy 3.95% 9/15/14	1,615,000	1,741,380
Jersey Central Power & Light 5.625% 5/1/16	1,825,000	2,070,905
#Korea Electric Power 144A 3.00% 10/5/15	1,210,000	1,210,780
NRG Energy 7.375% 2/1/16	850,000	876,563
PacifiCorp 6.90% 11/15/11	1,100,000	1,172,930
#@Power Receivables Finance 144A 6.29% 1/1/12	24,060	24,068
Public Service Electric & Gas 2.70% 5/1/15	1,400,000	1,462,458
		10,910,522

Energy – 2.16%
Chesapeake Energy
7.25% 12/15/18	550,000	595,375
9.50% 2/15/15	760,000	883,500
EOG Resources 2.95% 6/1/15	670,000	703,272
Forest Oil 7.25% 6/15/19	340,000	349,350
#*Hercules Offshore 144A 10.50% 10/15/17	275,000	229,625
Nexen 5.05% 11/20/13	1,600,000	1,743,882
Noble Holding International 3.45% 8/1/15	970,000	1,011,953
Plains All American Pipeline 4.25% 9/1/12	2,460,000	2,566,988
Shell International Finance 3.10% 6/28/15	980,000	1,032,855
Transocean 1.50% 12/15/37	2,555,000	2,455,994
Weatherford International 5.15% 3/15/13	785,000	840,995
#Woodside Finance 144A
4.50% 11/10/14	1,065,000	1,143,912
8.125% 3/1/14	285,000	335,461
		13,893,162
Finance Companies – 1.41%
#CDP Financial 144A 3.00% 11/25/14	2,065,000	2,146,437
#ERAC USA Finance 144A 2.75% 7/1/13	585,000	598,031
General Electric Capital
•0.552% 9/15/14	1,390,000	1,333,552
*3.75% 11/14/14	1,205,000	1,277,254
International Lease Finance
5.75% 6/15/11	970,000	979,700
#144A 8.75% 3/15/17	2,550,000	2,741,251
		9,076,225
Insurance – 0.32%
MetLife 2.375% 2/6/14	2,015,000	2,037,963
		2,037,963
Natural Gas – 1.22%
El Paso
7.00% 6/15/17	150,000	160,030
8.25% 2/15/16	220,000	245,850
Energy Transfer Partners 5.65% 8/1/12	1,375,000	1,463,502
Enterprise Products Operating
7.50% 2/1/11	665,000	678,810
9.75% 1/31/14	750,000	919,165
Kinder Morgan Energy Partners
6.75% 3/15/11	455,000	466,532
7.50% 11/1/10	525,000	527,030
#Midcontinent Express Pipeline 144A 5.45% 9/15/14	1,370,000	1,463,620
TransCanada PipeLines
4.00% 6/15/13	1,470,000	1,578,259
•6.35% 5/15/67	415,000	388,535
		7,891,333
Real Estate – 0.35%
Developers Diversified Realty 5.375% 10/15/12	1,510,000	1,515,643
#•USB Realty 144A 6.091% 12/22/49	1,000,000	745,000
		2,260,643
Technology – 0.38%
National Semiconductor 3.95% 4/15/15	925,000	971,342
#Seagate Technology International 144A 10.00% 5/1/14	1,225,000	1,451,625
		2,422,967
Transportation – 0.29%
Burlington Northern Santa Fe 7.00% 2/1/14	1,585,000	1,856,243
		1,856,243
Total Corporate Bonds (cost $153,214,562)		161,546,769

Municipal Bonds – 1.01%
•Puerto Rico Sales Tax Financing Sales Revenue (First Subordinate) Series A 5.00% 8/1/39	2,000,000	2,079,720
Regional Transportation Authority, Illinois Taxable Working Cash (NTS) Series C 2.843% 7/1/12	4,400,000	4,442,988
Total Municipal Bonds (cost $6,400,000)		6,522,708

Non-Agency Asset-Backed Securities – 9.97%
#•AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.207% 10/6/21	580,000	579,576
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14	440,000	444,583
#•Ally Master Owner Trust Series 2010-1 A 144A 2.006% 1/15/15	780,000	795,867
•American Express Credit Account Master Trust Series 2010-1 B 0.856% 11/16/15	400,000	399,957
•Ameriquest Mortgage Securities Series 2003-11 AF6 5.14% 1/25/34	47,288	48,831
#Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16	1,160,000	1,204,440

•Bank of America Credit Card Trust
Series 2007-A4 A4 0.296% 11/15/19	2,115,000	2,044,598
Series 2008-A5 A5 1.456% 12/16/13	7,140,000	7,197,054
Capital One Multi-Asset Execution Trust
•Series 2004-A5 A5 0.406% 3/17/14	2,255,000	2,254,215
•Series 2005-A6 A6 0.58% 7/15/15	3,410,000	3,383,882
•Series 2006-A11 A11 0.346% 6/17/19	4,000,000	3,861,517
Series 2007-A7 A7 5.75% 7/15/20	665,000	791,320
@•Centex Home Equity Series 2005-D AF4 5.27% 10/25/35	6,236	6,211
@Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 9/25/13	91,951	90,836
•Chase Issuance Trust
Series 2005-A2 A2 0.326% 12/15/14	2,300,000	2,295,334
Series 2009-A2 A2 1.806% 4/15/14	3,460,000	3,533,998
#CIT Equipment Collateral 144A
Series 2009-VT1 A2 2.20% 6/15/11	206,432	206,537
Series 2009-VT1 A3 3.07% 8/15/16	725,000	734,370
Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 0.906% 7/15/13	530,000	524,959
Series 2006-A4 A4 5.45% 5/10/13	775,000	798,266
•Series 2009-A1 A1 2.006% 3/17/14	810,000	828,307
•Series 2009-A2 A2 1.806% 5/15/14	3,405,000	3,478,868
#Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18	445,000	483,050
CNH Equipment Trust
•Series 2007-A A4 0.296% 9/17/12	64,686	64,669
Series 2008-A A3 4.12% 5/15/12	15,095	15,119
Series 2008-A A4A 4.93% 8/15/14	150,000	154,285
Series 2008-B A3A 4.78% 7/16/12	12,561	12,639
Series 2009-C A3 1.85% 12/16/13	260,000	263,090
Conseco Financial Series 1997-6 A8 7.07% 1/15/29	582,494	606,196
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	340,000	404,336
Series 2008-A4 A4 5.65% 12/15/15	855,000	958,106
•Series 2009-A1 A1 1.556% 12/15/14	4,690,000	4,765,991
•Series 2010-A1 A1 0.906% 9/15/15	4,000,000	4,026,692
•Discover Card Master Trust I
Series 2005-4 A2 0.346% 6/16/15	3,600,000	3,576,713
Series 2006-3 A1 0.286% 3/15/14	5,010,000	5,001,945
Series 2007-2 A 0.336% 9/15/16	2,525,000	2,496,963
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	100,000	100,613
•Ford Credit Auto Owner Trust Series 2008-C A4B 2.006% 4/15/13	1,100,000	1,118,807
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.806% 9/15/14	360,000	366,043
#Series 2010-1 A 144A 1.906% 12/15/14	715,000	729,774
General Electric Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14	520,000	529,308
#•Golden Credit Card Trust Series 2008-3 A 144A 1.256% 7/15/11	125,000	125,703
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	17,418	17,562
Series 2009-4 A3 1.87% 2/17/14	205,000	207,122
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	1,356	1,360
John Deere Owner Trust
Series 2009-A A4 3.96% 5/16/16	1,435,000	1,509,822
Series 2010-A A4 2.13% 10/17/16	845,000	869,755
•New Century Home Equity Loan Trust Series 2003-5 AI4 4.76% 11/25/33	16,438	16,128
•Residential Asset Securities
Series 2002-KS2 AI5 7.279% 4/25/32	23,145	21,072
Series 2006-KS3 AI3 0.426% 4/25/36	152,921	147,437
•Residential Funding Mortgage Securities II Series 2001-HS2 A5 7.42% 4/25/31	6,115	5,601
∏•Structured Asset Securities Series 2005-4XS 1A2B 4.67% 3/25/35	16,681	16,548
Volkswagen Auto Lease Trust Series 2009-A A2 2.87% 7/15/11	84,942	85,086
World Omni Auto Receivables Trust
•Series 2007-B A3B 0.646% 1/17/12	15,770	15,771
Series 2008-A A3A 3.94% 10/15/12	28,308	28,676
Total Non-Agency Asset-Backed Securities (cost $63,493,435)		64,245,508

Non-Agency Collateralized Mortgage Obligations – 0.14%
•American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	21,810	19,984
Bank of America Alternative Loan Trust
Series 2004-10 1CB1 6.00% 11/25/34	60,591	61,377
Series 2004-11 1CB1 6.00% 12/25/34	28,855	27,029
Series 2005-3 2A1 5.50% 4/25/20	89,361	84,230
Series 2005-6 7A1 5.50% 7/25/20	66,933	65,113
Series 2005-9 5A1 5.50% 10/25/20	143,217	148,375

•Bank of America Mortgage Securities Series 2003-D 1A2 2.84% 5/25/33	290	208
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	112,928	112,168
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 2.935% 5/25/33	13,514	11,821
•Series 2003-46 1A1 3.05% 1/19/34	12,869	11,451
@Series 2006-17 A5 6.00% 12/25/36	6,113	5,578
•Deutsche Alternative Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	45,430	42,864
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	17,895	18,046
Series 2005-RP1 1A3 8.00% 1/25/35	22,463	22,543
Series 2005-RP1 1A4 8.50% 1/25/35	9,652	9,370
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	57,322	55,638
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33	8,608	7,998
Series 2005-6 7A1 5.356% 6/25/35	56,201	50,710
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	43,414	43,823
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	16,105	15,870
•Structured ARM Loan Trust Series 2006-5 5A4 5.438% 6/25/36	31,241	5,880
wWashington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	81,357	84,488
•Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16 2A1 2.968% 10/25/35	7,374	7,067
Total Non-Agency Collateralized Mortgage Obligations (cost $898,282)		911,631

Regional Bonds – 0.98%Δ
Canada – 0.98%
Province of British Columbia Canada 2.85% 6/15/15	795,000	846,368
Province of Nova Scotia Canada 2.375% 7/21/15	2,590,000	2,668,687
Province of Ontario Canada 1.875% 9/15/15	1,275,000	1,286,017
Province of Quebec Canada 4.60% 5/26/15	1,355,000	1,536,645
Total Regional Bonds (cost $6,252,197)		6,337,717

«Senior Secured Loans – 1.32%
AIG Tranche 1 6.75% 2/23/15	1,081,731	1,101,624
AIG Tranche 2 7.00% 3/7/16	793,269	807,151
Delta Air Lines 8.75% 9/16/13	1,166,165	1,184,632
Ford Motor Tranche B 3.03% 12/15/13	1,312,160	1,287,215
Graham Packaging Tranche C 6.75% 4/5/14	1,146,111	1,155,034
Level 3 Communications Tranche B 11.50% 3/13/14	783,000	848,334
Rental Services 2nd Lien Tranche 4.04% 10/7/13	1,044,929	1,025,007
Texas Competitive Electric Holdings Tranche B2 3.941% 10/10/14	1,404,349	1,094,142
Total Senior Secured Loans (cost $8,406,712)		8,503,139

Sovereign Bonds – 3.23%Δ
Canada – 0.45%
Export Development Canada 3.125% 4/24/14	2,700,000	2,897,508
		2,897,508
Japan – 0.25%
Japan Finance 1.875% 9/24/15	1,600,000	1,615,957
		1,615,957
Norway – 1.66%
Eksportfinans
1.875% 4/2/13	1,785,000	1,824,540
3.00% 11/17/14	1,850,000	1,952,542
5.50% 5/25/16	2,420,000	2,829,787
Kommunalbanken
#144A 1.75% 10/5/15	1,430,000	1,430,543
2.875% 6/22/12	2,580,000	2,676,980
		10,714,392
Republic of Korea – 0.09%
#Korea Expressway 144A 4.50% 3/23/15	530,000	559,658
		559,658
Sweden – 0.78%
Swedish Export Credit 3.25% 9/16/14	4,710,000	5,026,041
		5,026,041
Total Sovereign Bonds (cost $20,237,798)		20,813,556

Supranational Banks – 0.97%
African Development Bank 3.00% 5/27/14	995,000	1,064,448
Inter-American Development Bank
3.50% 7/8/13	1,415,000	1,520,234
4.25% 9/14/15	880,000	994,728

International Bank for Reconstruction & Development 2.375% 5/26/15	875,000	916,817
International Finance 3.00% 4/22/14	1,620,000	1,734,625
Total Supranational Banks (cost $6,104,219)		6,230,852

U.S. Treasury Obligations – 21.75%
U.S. Treasury Notes
0.75% 9/15/13	103,335,000	103,690,266
*1.25% 8/31/15	11,215,000	11,213,250
1.25% 9/30/15	12,830,000	12,811,961
*∞2.625% 8/15/20	12,320,000	12,437,422
Total U.S. Treasury Obligations (cost $139,512,052)		140,152,899

	Number of
	Shares
Preferred Stock – 0.46%
•PNC Financial Services Group 8.25%	2,765,000	2,964,605
Total Preferred Stock (cost $2,587,573)		2,964,605

	Principal
	Amount
	(U.S. $)
≠Discount Note – 20.01%
Federal Home Loan Bank 0.007% 10/1/10	$128,939,060	128,939,060
Total Discount Note (cost $128,939,059)		128,939,060

Total Value of Securities Before Securities Lending Collateral – 113.92%
(cost $719,766,678)		733,955,330

	Number of
	Shares
Securities Lending Collateral** – 0.52%
BNY Mellon Securities Lending Overnight Fund	3,282,858	3,282,858
BNY Mellon SL DBT II Liquidating Fund	89,957	87,141
@†Mellon GSL Reinvestment Trust II	70,018	3,620
Total Securities Lending Collateral (cost $3,442,833)		3,373,619

Total Value of Securities – 114.44%
(cost $723,209,511)		737,328,949 ©
Obligation to Return Securities Lending Collateral** – (0.53%)		(3,442,833)
Liabilities Net of Receivables and Other Assets (See Notes) – (13.91%)z		(89,625,789)
Net Assets Applicable to 63,368,373 Shares Outstanding – 100.00%		$644,260,327

wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2010.
ΔSecurities have been classified by country of origin.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $40,617,095, which represented 6.30% of the Series’ net assets. See Note 6 in "Notes."
*Fully or partially on loan.
**See Note 5 in "Notes."
©Includes $3,305,200 of securities loaned.
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2010, the aggregate amount of restricted securities was $16,548 or 0.00% of the Series' net assets. See Note 6 in “Notes.”
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $130,313, which represented 0.02% of the Series’ net assets. See Note 6 in "Notes."
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
∞Fully or partially pledged as collateral for futures contracts.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2010.
zOf this amount, $97,346,045 represents payable for securities purchased as of September 30, 2010.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BCLY – Barclays Bank
BOA – Bank of America
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
GSC – Goldman Sachs & Co.
GSMPS – Goldman Sachs Reperforming Mortgage Securities
JPMS – JPMorgan Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley & Co.
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – to be announced
yr – Year

1The following Futures contracts and swap contracts were outstanding at September 30, 2010:

Futures Contracts

Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Appreciation
429 U.S. Treasury 10 yr Notes	$53,787,318	$54,074,109	12/21/10	$286,791

Swap Contracts
CDS Contracts

					Unrealized
	Swap &	Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	CDX High Yield 15	$5,250,000	5.00%	12/20/15	$(32,222)
BCLY	ITRAXX Europe Subordinate
	Financials 5 yr CDS	9,890,000	1.00%	6/20/15	(73,858)
BOA	CDX High Yield 15	2,925,000	5.00%	12/20/15	(17,903)
BOA	Sunoco 5 yr CDS	355,000	1.00%	12/20/15	(1,425)
GSC	CDX High Yield 15	5,625,000	5.00%	12/20/15	(34,428)
JPMS	CDX High Yield 15	10,500,000	5.00%	12/20/15	(64,444)
JPMS	ITRAXX Europe Subordinate
	Financials 13.1 5 yr CDS	2,000,000	1.00%	6/20/15	(60,254)
JPMS	Penney (J.C.) 5 yr CDS	1,315,000	1.00%	3/20/15	34,501
JPMS	Sunoco 5 yr CDS	660,000	1.00%	3/20/15	6,904
JPMS	Viacom 5 yr CDS	2,255,000	1.00%	9/20/15	(20,007)
MSC	CDX High Yield 15 CDS	5,450,000	5.00%	12/20/15	(33,450)
		$46,225,000			$(296,586)

	Protection Sold/Moody’s Rating:
BOA	Valero Energy 5 yr CDS/Baa	$355,000	1.00%	9/21/15	$(2,621)
JPMS	Comcast 5 yr CDS/Baa	2,255,000	1.00%	9/20/15	10,171
JPMS	MetLife 5 yr CDS/A	395,000	1.00%	12/20/14	4,111
JPMS	Valero Energy 5 yr CDS/Baa	660,000	1.00%	3/20/15	(5,948)
		$3,665,000			$5,713
Total					$(290,873)

The use of futures contracts and CDS contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Futures contracts are valued at the daily quoted settlement prices. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$723,214,817
Aggregate unrealized appreciation	$14,631,630
Aggregate unrealized depreciation	(517,498)
Net unrealized appreciation	$14,114,132

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$-	$247,137,541	$125,703	$247,263,244
Corporate Debt	-	174,730,689	-	174,730,689
Foreign Debt	-	33,382,125	-	33,382,125
Municipal Bonds	-	6,522,708		6,522,708
U.S. Treasury Obligations	-	140,152,899	-	140,152,899
Short-Term	-	128,939,060	-	128,939,060
Securities Lending Collateral	-	3,369,999	3,620	3,373,619
Other	-	2,964,605	-	2,964,605
Total	$-	$737,199,626	$129,323	$737,328,949

Futures Contracts	$286,791	$-	$-	$286,791
Swap Contracts	$-	$(290,873)	$-	$(290,873)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency Asset-Backed
	and	Securities
	Mortgage-Backed	Lending
	Securities	Collateral	Total
Balance as of 12/31/09	$705,783	$2,976	$708,759
Sales	(26)	-	(26)
Transfer out of Level 3	(580,000)	-	(580,000)
Net change in unrealized
appreciation/depreciation	(54)	644	590
Balance as of 9/30/10	$125,703	$3,620	$129,323

Net change in unrealized
appreciation/depreciation
from investments
still held as of 9/30/10	$2,124	$644	$2,768

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series' fiscal year ending December 31, 2010 and interim periods therein. During the period ended September 30, 2010, the Series made transfers out of Level 1 investments into Level 2 investments in the amount of $3,282,858, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund (Collective Trust) as a Level 2 investment. Management has classified the Collective Trust as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The Collective Trust is priced daily for investors in the Collective Trust. Transfers out of Level 3 investments into Level 2 investments were made in the amount of $580,000. This was due to the Series’ pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2010.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Series because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts – The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series's exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2010, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At September 30, 2010, the net unrealized depreciation of credit default swaps was $290,873. If a credit event had occurred for all swap transactions where collateral posting was required as of September 30, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Series would have been required to pay $42,560,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the schedule of investments, at September 30, 2010, the notional value of the protection sold was $3,665,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At September 30, 2010, the net unrealized appreciation of the protection sold was $5,713.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of September 30, 2010 were as follows:

	Asset Derivatives		Liability Derivatives

	Schedule of Investments		Schedule of Investments
	Location	Fair Value	Location	Fair Value
Credit contracts (Swaps)	Receivables and other assets net of liabilities	$-	Liabilities net of receivables and other assets	$(290,873)

Futures contracts (Futures)	Receivables and other assets net of liabilities	286,791	Liabilities net of receivables and other assets	-

Total		$286,791		$(290,873)

The effect of derivative instruments on the statement of operations for the period ended September 30, 2010 was as follows:

	Location of Gain or Loss	Realized Gain or Loss	Change in Unrealized Appreciation or
	on Derivatives	on Derivatives	Depreciation on Derivatives
	Recognized in Income	Recognized in Income	Recognized in Income
Futures contracts (Futures)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$2,710,791	$376,852

Credit contracts (Swaps)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(1,917,750)	(344,512)

Total		$793,041	$32,340

5. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2010, the value of securities on loan was $3,305,200, for which the Series received collateral, comprised of non-cash collateral valued at $7,085, and cash collateral of $3,442,833. At September 30, 2010, the value of invested collateral was $3,373,619. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

6. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poors Ratings Group and/or Ba or lower by Moody’s Investment Services, Inc. in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Cash Reserve Series

September 30, 2010

	Principal
	Amount	Value
Agency Obligation – 3.14%
Federal Home Loan Bank 0.50% 10/19/10	$500,000	$499,996
Total Agency Obligation (cost $499,996)		499,996

Certificates of Deposit – 11.00%
Abbey National Treasury Service 0.26% 10/12/10	250,000	250,000
Bank of Montreal Chicago 0.20% 10/1/10	500,000	500,000
Bank of Nova Scotia Houston
0.245% 10/15/10	250,000	250,000
0.25% 11/23/10	250,000	250,000
•Barclays Bank 0.409% 2/1/11	250,000	250,000
•Toronto Dominion Bank New York 0.307% 5/19/11	250,000	250,000
Total Certificates of Deposit (cost $1,750,000)		1,750,000

Commercial Paper – 74.65%
Colleges & Universities – 21.67%
≠Brown University
0.29% 10/4/10	250,000	249,994
0.29% 12/14/10	250,000	249,851
≠Cornell University
0.26% 12/2/10	250,000	249,888
0.29% 10/7/10	250,000	249,988
≠Dartmouth College 0.26% 10/6/10	250,000	249,991
Emory University
0.00% 10/12/10	250,000	250,000
0.27% 12/8/10	250,000	250,000
Massachusetts Health & Education Facilities Authority (Harvard University) 0.24% 10/5/10	500,000	500,000
≠University of Chicago
0.22% 11/16/10	250,000	249,930
0.33% 10/4/10	250,000	249,993
≠Vanderbilt University 0.401% 1/11/11	300,000	299,660
≠Yale University 0.23% 11/2/10	400,000	399,919
		3,449,214
Consumer Products – 2.67%
≠Wal-Mart Stores 0.22% 11/1/10	425,000	424,919
		424,919
Financial Services – 16.93%
≠Allianz Finance 0.23% 11/8/10	250,000	249,939
≠American Honda Finance 0.30% 11/17/10	250,000	249,902
≠Eksportfinans 0.19% 10/5/10	295,000	294,994
John Deere Bank 0.19% 10/1/10	500,000	500,000
Societe Generale North America 0.15% 10/1/10	400,000	400,000
≠Toyota Motor Credit
0.30% 10/26/10	250,000	249,948
0.40% 10/8/10	250,000	249,981
UBS Finance Delaware 0.19% 10/1/10	500,000	500,000
		2,694,764
Healthcare – 4.71%
Catholic Health Initiatives
0.28% 11/16/10	250,000	250,000
0.30% 10/26/10	250,000	250,000
≠Medtronic 0.22% 11/17/10	250,000	249,928
		749,928
Industrial – 14.22%
Cargill 0.20% 10/1/10	250,000	250,000
≠Hewlett-Packard 0.19% 10/4/10	500,000	499,992
≠Illinois Tool Works 0.24% 10/7/10	264,000	263,989
≠Koch Resources
0.22% 10/4/10	250,000	249,995
0.24% 10/26/10	250,000	249,958

Los Angeles, California Water & Power 0.28% 11/2/10	250,000	250,000
≠Northern Illinois Gas 0.18% 10/1/10	500,000	500,001
		2,263,935
Mortgage Bankers & Brokers – 14.45%
≠Commonwealth Bank of Australia 0.24% 12/13/10	250,000	249,878
≠Danske
0.40% 10/4/10	250,000	249,992
0.441% 12/17/10	250,000	249,765
≠Deutsche Bank Financial 0.16% 10/1/10	500,000	500,001
≠HSBC USA 0.22% 10/12/10	250,000	249,983
≠National Australian Funding 0.466% 1/3/11	250,000	249,696
≠Nordea North America 0.22% 11/9/10	250,000	249,940
≠Skandinav Enskilda Bank 0.29% 10/25/10	300,000	299,942
		2,299,197
Total Commercial Paper (cost $11,881,957)		11,881,957

Corporate Bonds – 6.86%
Banking – 6.86%
Bank of America
4.25% 10/1/10	50,000	50,000
7.40% 1/15/11	50,000	50,936
Goldman Sachs Group 6.875% 1/15/11	250,000	254,576
JPMorgan Chase 6.75% 2/1/11	250,000	254,721
National City Bank/Cleveland 6.25% 3/15/11	100,000	102,384
•Rabobank Nederland 0.347% 9/13/11	250,000	250,000
Wells Fargo
4.875% 1/12/11	50,000	50,584
6.375% 8/1/11	75,000	78,275
Total Corporate Bonds (cost $1,091,476)		1,091,476

Municipal Bonds – 4.43%
•Delaware River Port Authority, Pennsylvania & New Jersey Revenue Refunding Series C 0.25% 1/1/26	250,000	250,000
•Hanover County, Virginia Economic Development Authority Revenue (Bon Secours Health)
Series D-2 0.28% 11/1/25 (LOC – U.S. Bank N.A.)	250,000	250,000
•Harrisonburg, Virginia Redevelopment & Housing Authority Multi-Family Housing Revenue
(Amberton Apartments) Series A 0.39% 5/1/26 (LOC – Bank of America N.A.)	205,000	205,000
Total Municipal Bonds (cost $705,000)		705,000

Total Value of Securities – 100.08%
(cost $15,928,429)©		15,928,429
Liabilities Net of Receivables and Other Assets – (0.08%)		(12,728)
Net Assets Applicable to 15,914,665 Shares Outstanding – 100.00%		$15,915,701

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of September 30, 2010. Interest rates reset periodically.
©Also the cost for federal income tax purposes.

LOC – Letter of Credit

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Cash Reserve Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Securities are valued at amortized cost, which approximates market value. These securities will generally be categorized as Level 2 investments.

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $52,476 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2010.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 2
Agency, Asset-Backed & Mortgage-Backed Securities	$499,996
Corporate Debt	1,091,476
Municipal Bonds	705,000
Short Term	13,631,957
Total	$15,928,429

There were no Level 1 and Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series' fiscal year ending December 31, 2010 and interim periods therein. During the period ending September 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Series.

3. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2010, there were no Section 4(2) and/or Rule 144A securities and no securities have been determined to be illiquid under the Series Liquidity Procedures.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Trend Series

September 30, 2010

	Number of
	Shares	Value
Common Stock – 98.17%
Consumer Discretionary – 22.07%
*†DineEquity	197,900	$8,901,542
*Fastenal	196,100	10,430,559
*Gentex	336,800	6,570,968
†Interval Leisure Group	470,100	6,332,247
*†NetFlix	47,100	7,637,736
*Ritchie Bros Auctioneers	360,100	7,479,277
*Strayer Education	92,431	16,129,210
*Weight Watchers International	487,400	15,202,006
		78,683,545
Consumer Staples – 6.57%
*†Peet's Coffee & Tea	367,286	12,572,200
*†Whole Foods Market	292,400	10,850,964
		23,423,164
Energy – 4.79%
*Core Laboratories	193,978	17,077,823
		17,077,823
Financial Services – 14.44%
†Affiliated Managers Group	207,400	16,179,274
*Heartland Payment Systems	658,924	10,028,823
†IntercontinentalExchange	114,600	12,000,912
†MSCI Class A	99,000	3,287,790
†optionsXpress Holdings	648,700	9,964,032
		51,460,831
Healthcare – 13.58%
*†Abiomed	635,900	6,746,899
*†athenahealth	311,700	10,292,334
*Perrigo	251,200	16,132,064
Techne	247,200	15,259,656
		48,430,953
Producer Durables – 9.38%
*C.H. Robinson Worldwide	101,000	7,061,920
*Expeditors International of Washington	331,200	15,311,376
Graco	348,900	11,070,597
		33,443,893
Technology – 23.09%
*Blackbaud	594,014	14,280,097
*†Polycom	414,112	11,296,975
*†SBA Communications Class A	473,500	19,082,049
†Teradata	224,200	8,645,152
*†VeriFone Holdings	498,400	15,485,288
†VeriSign	426,770	13,545,680
		82,335,241
Utilities – 4.25%
*†j2 Global Communications	636,100	15,132,819
		15,132,819
Total Common Stock (cost $305,555,195)		349,988,269

	Principal
	Amount
≠Discount Note – 2.71%
Federal Home Loan Bank 0.007% 10/1/10	$9,666,005	9,666,005
Total Discount Note (cost $9,666,005)		9,666,005

Total Value of Securities Before Securities Lending Collateral – 100.88%
(cost $315,221,200)		359,654,274

	Number of
	Shares
Securities Lending Collateral** – 10.38%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	36,273,239	36,273,239
BNY Mellon SL DBT II Liquidating Fund	735,851	712,819
@†Mellon GSL Reinvestment Trust II	462,002	23,885
Total Securities Lending Collateral (cost $37,471,092)		37,009,943

Total Value of Securities – 111.26%
(cost $352,692,292)		396,664,217 ©
Obligation to Return Securities Lending Collateral** – (10.51%)		(37,471,092)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.75%)		(2,673,827)
Net Assets Applicable to 11,692,470 Shares Outstanding – 100.00%		$356,519,298

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $23,885, which represented 0.01% of the Series’ net assets. See Note 4 in "Notes."
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $37,367,288 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Trend Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$352,741,475
Aggregate unrealized appreciation	$49,863,052
Aggregate unrealized depreciation	(5,940,310)
Net unrealized appreciation	$43,922,742

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $59,213,015 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $22,165,948 expires in 2016 and $37,047,067 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$349,988,269	$-	$-	$349,988,269
Short-Term	-	9,666,005	-	9,666,005
Securities Lending Collateral	-	36,986,058	23,885	37,009,943
Total	$349,988,269	$46,652,063	$23,885	$396,664,217

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$19,635
Net change in unrealized
appreciation/depreciation	4,250
Balance as of 9/30/10	$23,885

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$4,250

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series' fiscal year ending December 31, 2010 and interim periods therein. During the period ended September 30, 2010, the Series made transfers out of Level 1 investments into Level 2 investments in the amount of $36,273,239, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund (Collective Trust) as a Level 2 investment. Management has classified the Collective Trust as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The Collective Trust is priced daily for investors in the Collective Trust. There were no transfers between Level 2 investments and Level 3 investments.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30 2010, the value of securities on loan was $37,367,288, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2010, the value of invested collateral was $37,009,943. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Series’ schedule of investments.

On May 20, 2010, the Fund's Board of Trustees approved a proposal to merge the Fund into the Delaware VIP® Trust – Delaware VIP Smid Cap Value Series. The merger was approved and it was completed on October 8, 2010.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Small Cap Value Series

September 30, 2010

	Number of
	Shares	Value
Common Stock – 97.61%
Basic Industry – 12.56%
Albemarle	400,900	$18,766,129
†Crown Holdings	553,000	15,848,980
Cytec Industries	363,800	20,511,044
*FMC	292,300	19,996,243
Glatfelter	292,900	3,561,664
*Kaiser Aluminum	140,500	6,011,995
*†Thompson Creek Metals	605,900	6,531,602
Valspar	373,100	11,883,235
		103,110,892
Business Services – 1.58%
Brink's	218,200	5,018,600
†United Stationers	113,300	6,062,683
Viad	97,300	1,881,782
		12,963,065
Capital Spending – 9.01%
Actuant Class A	502,600	11,539,696
†Altra Holdings	259,200	3,818,016
†Chicago Bridge & Iron	388,100	9,489,045
Gardner Denver	280,500	15,057,240
Regal Beloit	188,100	11,039,589
*Wabtec	119,000	5,687,010
*Walter Energy	213,500	17,355,415
		73,986,011
Consumer Cyclical – 2.49%
*Autoliv	100,000	6,533,000
*Knoll	309,900	4,806,549
*MDC Holdings	314,000	9,115,420
		20,454,969
Consumer Services – 12.33%
bebe Stores	332,200	2,395,162
Brinker International	265,000	4,997,900
@Cato Class A	344,500	9,218,820
*†CEC Entertainment	183,500	6,299,555
*†Children's Place Retail Stores	138,000	6,730,260
*†Collective Brands	355,200	5,732,928
Finish Line Class A	299,500	4,166,045
†Genesco	263,500	7,873,380
†Jack in the Box	328,000	7,032,320
Men's Wearhouse	275,600	6,556,524
*Meredith	206,800	6,888,508
*@†Movado Group	342,700	3,728,576
PETsMART	272,300	9,530,500
@Stage Stores	426,325	5,542,225
†Warnaco Group	183,700	9,392,581
Wolverine World Wide	176,650	5,124,617
		101,209,901
Consumer Staples – 4.16%
Del Monte Foods	1,171,100	15,353,121
Herbalife	226,300	13,657,205
*Schweitzer-Mauduit International	87,600	5,107,956
		34,118,282
Energy – 8.32%
†Forest Oil	295,700	8,782,290
†Newfield Exploration	359,400	20,643,936
@Southwest Gas	381,100	12,801,149
†Whiting Petroleum	273,300	26,102,883
		68,330,258

Financial Services – 20.70%
Bank of Hawaii	281,100	12,627,012
Berkley (W.R.)	267,243	7,234,268
Boston Private Financial Holdings	666,200	4,356,948
Community Bank System	299,800	6,898,398
CVB Financial	296,500	2,226,715
East West Bancorp	846,536	13,781,606
First Financial Bancorp	374,800	6,251,664
First Midwest Bancorp	355,000	4,093,150
Hancock Holding	302,700	9,102,189
@Harleysville Group	350,100	11,479,779
@Independent Bank	364,800	8,215,296
@Infinity Property & Casualty	280,500	13,679,985
@NBT Bancorp	500,500	11,046,035
Platinum Underwriters Holdings	475,800	20,706,816
S&T Bancorp	168,900	2,942,238
@Selective Insurance Group	765,100	12,463,479
*StanCorp Financial Group	119,600	4,544,800
Sterling Bancshares	1,218,600	6,543,882
Univest Corporation of Pennsylvania	65,800	1,148,868
Validus Holdings	280,721	7,399,806
@Wesbanco	195,700	3,197,738
		169,940,672
Healthcare – 4.59%
†Alliance HealthCare Services	392,800	1,799,024
*Cooper	202,500	9,359,550
*Owens & Minor	226,650	6,450,459
*@Service Corporation International	1,225,800	10,566,396
Universal Health Services Class B	244,600	9,505,156
		37,680,585
Real Estate – 4.21%
Brandywine Realty Trust	538,933	6,601,929
*Education Realty Trust	408,700	2,922,205
*Government Properties Income Trust	197,500	5,273,250
Highwoods Properties	297,500	9,659,825
Washington Real Estate Investment Trust	318,000	10,090,140
		34,547,349
Technology – 11.96%
@Black Box	137,400	4,405,044
†Brocade Communications Systems	892,400	5,211,616
†@Checkpoint Systems	364,200	7,411,470
†Cirrus Logic	583,700	10,413,208
†Compuware	829,000	7,071,370
†Electronics for Imaging	330,000	3,999,600
†Fabrinet	113,200	1,790,824
*†ON Semiconductor	613,000	4,419,730
†Parametric Technology	647,700	12,656,058
@†Premiere Global Services	731,250	5,177,250
@QAD	358,500	1,491,360
†Synopsys	644,700	15,969,219
*†Tech Data	172,500	6,951,750
*†Vishay Intertechnology	1,040,200	10,069,136
†Vishay Precision Group	74,300	1,159,823
		98,197,458
Transportation – 3.10%
*@Alexander & Baldwin	376,100	13,103,324
*†Kirby	215,500	8,632,930
@†Saia	247,800	3,699,654
		25,435,908
Utilities – 2.60%
*Black Hills	162,600	5,073,120
†El Paso Electric	551,700	13,119,426
*Otter Tail	152,700	3,113,553
		21,306,099
Total Common Stock (cost $638,402,454)		801,281,449

	Principal
	Amount
≠Discount Note – 1.90%
Federal Home Loan Bank 0.007% 10/1/10	$15,585,007	15,585,007
Total Discount Note (cost $15,585,007)		15,585,007
Total Value of Securities Before Securities Lending Collateral – 99.51%
(cost $653,987,461)		816,866,456

	Number of
	Shares
Securities Lending Collateral** – 13.09%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	105,327,671	105,327,671
BNY Mellon SL DB II Liquidating Fund	2,105,124	2,039,234
†@Mellon GSL Reinvestment Trust II	1,155,865	59,758
Total Securities Lending Collateral (cost $108,588,660)		107,426,663

Total Value of Securities – 112.60%
(cost $762,576,121)		924,293,119	©
Obligation to Return Securities Lending Collateral** – (13.23%)		(108,588,660)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.63%		5,165,248
Net Assets Applicable to 29,568,976 Shares Outstanding – 100.00%		$820,869,707

*Fully or partially on loan.
†Non income producing security.
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $137,287,338, which represented 16.72% of the Series’ net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield at the time of purchase
**See Note 3 in “Notes.”
©Includes $105,524,182 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. These securities will generally be categorized as Level 1 investments. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. These securities will generally be categorized as Level 2 investments. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). These securities will generally be categorized as Level 3 investments.

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$763,124,907
Aggregate unrealized appreciation	$229,655,558
Aggregate unrealized depreciation	(68,487,346)
Net unrealized appreciation	$161,168,212

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $73,987,846 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $8,993,730 expires in 2016 and $64,994,116 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$801,281,449	$-	$-	$801,281,449
Short-Term	-	15,585,007	-	15,585,007
Securities Lending Collateral	-	107,366,905	59,758	107,426,663
Total	$801,281,449	$122,951,912	$59,758	$924,293,119

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common	Convertible Preferred	Lending	Total
	Stock	Stock	Collateral	Series
Balance as of 12/31/09	$3,688,447	$7,043,586	$49,124	$10,781,157
Transfers out of Level 3	(2,110,352)	(4,030,000)	-	(6,140,352)
Net change in unrealized
appreciation/depreciation	(1,578,095)	(3,013,586)	10,634	(4,581,047)
Balance as of 9/30/10	$-	$-	$59,758	$59,758

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$-	$-	$10,634	$10,634

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series' fiscal year ending December 31, 2010 and interim periods therein. During the period ended September 30, 2010, the Series made transfers out of Level 1 investments into Level 2 investments in the amount of $105,327,671, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund (Collective Trust) as a Level 2 investment. Management has classified the Collective Trust as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The Collective Trust is priced daily for investors in the Collective Trust. Transfers out of Level 3 investments into Level 2 investments were made in the amount of $6,140,352. This was due to the Series’ pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2010, the value of securities on loan was $105,524,182, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2010, the value of invested collateral was $107,426,663. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP U.S. Growth Series

September 30, 2010

	Number of
	Shares	Value
Common Stock – 98.35%²
Consumer Discretionary – 16.40%
†Apollo Group Class A	122,200	$6,274,970
Lowe's	311,700	6,947,793
NIKE Class B	108,400	8,687,176
†priceline.com	32,800	11,425,552
Staples	373,500	7,813,620
		41,149,111
Consumer Staples – 4.78%
Procter & Gamble	99,100	5,943,027
Walgreen	180,400	6,043,400
		11,986,427
Energy – 3.82%
EOG Resources	103,100	9,585,207
		9,585,207
Financial Services – 17.76%
Bank of New York Mellon	266,800	6,971,484
CME Group	28,100	7,318,645
†IntercontinentalExchange	74,900	7,843,528
*MasterCard Class A	41,000	9,184,000
*Visa Class A	178,400	13,247,984
		44,565,641
Healthcare – 14.32%
Allergan	166,500	11,077,245
†Medco Health Solutions	234,200	12,192,452
*Novo-Nordisk ADR	84,600	8,328,024
*Perrigo	67,500	4,334,850
		35,932,571
Materials & Processing – 2.90%
*Syngenta ADR	145,900	7,264,361
		7,264,361
Producer Durables – 3.12%
*Expeditors International of Washington	169,300	7,826,739
		7,826,739
Technology – 35.25%
†Adobe Systems	282,300	7,382,145
†Apple	51,400	14,584,750
†Crown Castle International	262,800	11,602,620
†Google Class A	20,000	10,515,800
†Intuit	265,800	11,644,698
*†Polycom	133,200	3,633,696
QUALCOMM	284,800	12,850,176
†Teradata	192,100	7,407,376
*†VeriSign	277,200	8,798,328
		88,419,589
Total Common Stock (cost $210,493,106)		246,729,646

	Principal
	Amount
≠Discount Note – 1.30%
Federal Home Loan Bank 0.007% 10/1/10	$3,245,002	3,245,002
Total Discount Note (cost $3,245,002)		3,245,002
Total Value of Securities Before Securities Lending Collateral – 99.65%
(cost $213,738,108)		249,974,648

	Number of
	Shares
Securities Lending Collateral** – 3.77%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	9,094,771	9,094,771
BNY Mellon SL DBT II Liquidating Fund	364,844	353,424
@†Mellon GSL Reinvestment Trust II	289,789	14,982
Total Securities Lending Collateral (cost $9,749,404)		9,463,177

Total Value of Securities – 103.42%
(cost $223,487,512)	259,437,825	©
Obligation to Return Securities Lending Collateral** – (3.89%)	(9,749,404)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.47%	1,173,371
Net Assets Applicable to 33,876,283 Shares Outstanding – 100.00%	$250,861,792

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*Fully or partially on loan.
†Non income producing security.
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $14,982, which represented 0.01% of the Series' net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $9,503,719 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP U.S. Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2010, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$225,651,756
Aggregate unrealized appreciation	$39,679,429
Aggregate unrealized depreciation	(5,893,360)
Net unrealized appreciation	$33,786,069

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $43,062,303 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $7,434,024 expires in 2016, and $35,628,279 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$246,729,646	$-	$-	$246,729,646
Securities Lending Collateral	-	9,448,195	14,982	9,463,177
Short-Term	-	3,245,002	-	3,245,002
Total	$246,729,646	$12,693,197	$14,982	$259,437,825

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$12,316
Net change in unrealized
appreciation/depreciation	2,666
Balance as of 9/30/10	$14,982

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$2,666

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series' year ending December 31, 2011 and interim periods therein. During the period ended September 30, 2010, the Series made transfers out of Level 1 investments into Level 2 investments in the amount of $9,094,771, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund (Collective Trust) as a Level 2 investment. Management has classified the Collective Trust as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The Collective Trust is priced daily for investors in the Collective Trust.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2010, the value of securities on loan was $9,503,719, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2010, the value of invested collateral was $9,463,177. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of September 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Diversified Income Series

September 30, 2010

		Principal	Value
		Amount°	(U.S. $)
•Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	275,098	$267,036
Fannie Mae Whole Loan Series 2002-W11 AV1 0.60% 11/25/32		6,639	5,925
Total Agency Asset-Backed Securities (cost $280,533)			272,961

Agency Collateralized Mortgage Obligations – 2.32%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		1,078	1,270
Series 2001-T8 A2 9.50% 7/25/41		10,008	12,260
Series 2002-T4 A3 7.50% 12/25/41		21,719	25,574
Series 2004-T1 1A2 6.50% 1/25/44		24,767	27,933
Fannie Mae REMICS
Series 1996-46 ZA 7.50% 11/25/26		92,275	103,257
Series 2001-50 BA 7.00% 10/25/41		126,436	146,824
Series 2002-90 A1 6.50% 6/25/42		12,747	14,376
Series 2002-90 A2 6.50% 11/25/42		40,831	46,050
Series 2003-26 AT 5.00% 11/25/32		4,090,000	4,401,859
Series 2003-38 MP 5.50% 5/25/23		2,100,000	2,340,821
Series 2003-122 AJ 4.50% 2/25/28		65,720	67,942
Series 2005-110 MB 5.50% 9/25/35		454,549	504,345
Series 2009-94 AC 5.00% 11/25/39		1,400,000	1,528,226
Series 2010-41 PN 4.50% 4/25/40		1,675,000	1,798,363
Fannie Mae Whole Loan
•Series 2002-W6 2A1 6.881% 6/25/42		37,377	42,527
Series 2004-W9 2A1 6.50% 2/25/44		6,799	7,668
Series 2004-W11 1A2 6.50% 5/25/44		71,512	80,652
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		84,568	97,940
Series 2326 ZQ 6.50% 6/15/31		89,796	101,358
Series 2557 WE 5.00% 1/15/18		1,365,000	1,516,688
Series 2622 PE 4.50% 5/15/18		3,510,000	3,849,907
Series 2662 MA 4.50% 10/15/31		160,493	168,874
Series 2687 PG 5.50% 3/15/32		1,250,000	1,338,281
Series 2694 QG 4.50% 1/15/29		965,000	1,008,494
Series 2762 LG 5.00% 9/15/32		3,895,000	4,205,238
Series 2809 DC 4.50% 6/15/19		1,000,000	1,096,429
Series 2872 GC 5.00% 11/15/29		625,000	654,192
Series 2890 PC 5.00% 7/15/30		1,520,000	1,593,169
Series 3022 MB 5.00% 12/15/28		136,837	140,622
Series 3128 BC 5.00% 10/15/27		3,895,000	3,991,308
Series 3131 MC 5.50% 4/15/33		930,000	1,008,696
Series 3337 PB 5.50% 7/15/30		1,015,000	1,047,703
Series 3656 PM 5.00% 4/15/40		2,540,000	2,777,231
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		22,090	24,934
Series T-58 2A 6.50% 9/25/43		8,869	10,011
GNMA Series 2010-113 KE 4.50% 9/20/40		4,070,000	4,237,887
Total Agency Collateralized Mortgage Obligations (cost $38,054,258)			40,018,909

Agency Mortgage-Backed Securities – 11.84%
Fannie Mae
5.50% 1/1/13		45,206	45,950
6.50% 8/1/17		28,670	31,000
•Fannie Mae ARM
2.516% 10/1/33		37,817	39,620
4.997% 8/1/35		223,151	237,242
5.131% 11/1/35		541,532	578,632
5.467% 6/1/37		12,197	12,979
5.915% 8/1/37		722,689	777,078
Fannie Mae Relocation 15 yr 4.00% 9/1/20		592,135	597,552

Fannie Mae Relocation 30 yr
5.00% 11/1/33	23,547	24,656
5.00% 8/1/34	38,039	39,831
5.00% 11/1/34	43,399	45,443
5.00% 4/1/35	119,674	125,309
5.00% 10/1/35	189,884	198,825
5.00% 1/1/36	294,694	308,572
Fannie Mae S.F. 15 yr
5.00% 5/1/21	511,967	546,714
6.00% 12/1/22	2,430,451	2,635,697
Fannie Mae S.F. 15 yr TBA
4.00% 10/1/25	17,295,000	18,051,656
4.50% 11/1/25	1,000,000	1,050,312
5.50% 10/1/25	13,690,000	14,726,374
Fannie Mae S.F. 20 yr
5.00% 8/1/28	2,426,012	2,562,452
5.50% 8/1/28	2,432,792	2,594,839
Fannie Mae S.F. 30 yr
4.50% 3/1/39	1,107,009	1,154,760
5.00% 9/1/35	522,259	552,075
5.00% 12/1/36	4,915,515	5,196,145
5.00% 12/1/37	641,767	676,100
5.00% 1/1/38	1,084,812	1,142,846
5.00% 2/1/38	457,172	481,604
6.50% 2/1/36	1,129,679	1,251,839
6.50% 3/1/36	1,106,029	1,211,304
7.50% 3/1/32	765	874
7.50% 4/1/32	2,262	2,584
Fannie Mae S.F. 30 yr TBA
4.00% 10/1/40	15,725,000	16,162,344
4.00% 11/1/40	8,280,000	8,487,000
4.50% 10/1/40	13,545,000	14,103,731
5.00% 10/1/40	32,565,000	34,274,662
6.00% 10/1/40	16,525,000	17,748,875
•Freddie Mac ARM
2.643% 12/1/33	51,168	53,152
3.357% 4/1/34	3,570	3,750
5.677% 7/1/36	267,356	282,082
5.749% 8/1/37	11,508	12,250
5.81% 6/1/37	739,849	787,302
6.028% 10/1/37	20,615	22,169
6.038% 10/1/37	431,822	464,627
6.323% 2/1/37	593,507	631,411
Freddie Mac Relocation 30 yr 5.00% 9/1/33	56,806	59,286
Freddie Mac S.F. 15 yr
4.50% 5/1/20	1,147,473	1,219,164
5.00% 6/1/18	395,332	422,228
Freddie Mac S.F. 30 yr
4.50% 10/1/35	1,087,211	1,139,036
5.50% 10/1/40	12,480,000	13,236,600
6.00% 2/1/36	1,918,789	2,067,340
6.50% 8/1/38	698,742	761,608
Freddie Mac S.F. 30 yr TBA
5.00% 10/1/40	4,320,000	4,537,348
6.00% 10/1/40	19,905,000	21,338,776
6.50% 10/1/40	8,700,000	9,472,125
GNMA I S.F. 30 yr 7.00% 12/15/34	375,766	421,012
Total Agency Mortgage-Backed Securities (cost $203,001,654)		204,608,742

Commercial Mortgage-Backed Securities – 4.25%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	1,890,000	2,076,889
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	2,999,000	3,257,567
•Series 2005-T20 A4A 5.149% 10/12/42	3,780,000	4,179,247
•Series 2006-PW12 A4 5.723% 9/11/38	1,185,000	1,322,907
Series 2006-PW14 A4 5.201% 12/11/38	3,360,000	3,547,324
Series 2007-PW15 A4 5.331% 2/11/44	2,085,000	2,145,395
BOA Commercial Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38	1,474,790	1,491,831
•Series 2004-3 A5 5.413% 6/10/39	1,310,000	1,428,239
•Series 2005-1 A5 5.159% 11/10/42	4,615,000	5,060,532

•Series 2005-6 A4 5.19% 9/10/47	1,200,000	1,321,125
•Series 2006-2 A4 5.74% 5/10/45	1,765,000	1,935,965
Series 2006-4 A4 5.634% 7/10/46	3,465,000	3,750,858
•Citigroup Commercial Mortgage Trust Series 2004-C1 A4 5.373% 4/15/40	1,470,000	1,605,255
•Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 A4 5.222% 7/15/44	1,350,000	1,486,491
wCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	2,490,000	2,717,936
Series 2006-C7 A2 5.69% 6/10/46	230,000	233,353
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.547% 2/15/39	115,000	124,298
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	1,815,000	1,979,773
Series 2005-GG4 A4 4.761% 7/10/39	1,020,000	1,071,396
Series 2005-GG4 A4A 4.751% 7/10/39	4,585,000	4,930,118
•Series 2006-GG6 A4 5.553% 4/10/38	1,500,000	1,615,104
#Series 2010-C1 A2 144A 4.592% 8/10/43	2,370,000	2,542,768
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	770,000	843,926
Series 2005-GG5 A5 5.224% 4/10/37	2,860,000	3,083,824
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	605,000	638,024
Series 2002-C2 A2 5.05% 12/12/34	345,000	366,990
Series 2003-C1 A2 4.985% 1/12/37	788,000	837,979
•Series 2005-LDP3 A4A 4.936% 8/15/42	880,000	949,113
•Series 2005-LDP4 A4 4.918% 10/15/42	940,000	1,012,846
•Series 2005-LDP5 A4 5.198% 12/15/44	1,575,000	1,734,374
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	108,707	114,882
Series 2004-C1 A4 4.568% 1/15/31	2,710,000	2,878,726
•Merrill Lynch Mortgage Trust Series 2005-CKI1 A6 5.241% 11/12/37	900,000	988,950
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	41,118	41,325
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	10,312	10,567
Series 2004-T15 A4 5.27% 6/13/41	1,200,000	1,308,194
*Series 2007-T27 A4 5.649% 6/11/42	5,430,000	6,022,994
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.241% 2/15/33	100,000	91,045
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	1,890,000	2,044,348
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	655,000	671,414
Total Commercial Mortgage-Backed Securities (cost $63,820,849)		73,463,892

Convertible Bonds – 2.04%
*Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	976,000	965,020
Alaska Communications System Group 5.75% exercise price $12.90, expiration date 3/1/13	886,000	890,430
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	1,185,000	1,079,831
Alere 3.00% exercise price $43.98, expiration date 5/15/16	834,000	795,428
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	1,220,000	1,215,425
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	360,000	329,400
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38	1,069,000	970,118
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	1,721,000	1,331,623
#Digital Realty Trust 144A 5.50% exercise price $42.49, expiration date 4/15/29	325,000	498,875
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	515,000	505,344
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14	780,000	1,021,800
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	1,391,000	1,547,487
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	2,082,000	1,936,259
Intel 2.95% exercise price $30.75, expiration date 12/15/35	865,000	859,594
*International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	578,000	631,465
*Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	878,000	887,878
L-3 Communications Holdings 3.00% exercise price $98.94, expiration date 8/1/35	20,000	20,250
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	1,930,000	1,724,937
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	292,000	293,460
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	950,000	1,065,188
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/15/14	1,164,000	1,164,000
Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27	1,840,000	1,876,799
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27	1,335,000	1,148,100
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13	1,098,000	1,102,118
Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	110,000	0
National City 4.00% exercise price $482.50, expiration date 2/1/11	2,140,000	2,169,424
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28	885,000	998,944
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	728,000	709,800
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15	619,000	609,715

Rayonier TRS Holdings
*3.75% exercise price $54.81, expiration date 10/15/12		377,000	414,229
#144A 4.50% exercise price $50.24, expiration date 8/15/15		505,000	605,369
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13		495,000	456,638
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		380,000	559,075
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13		868,000	980,840
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11		899,000	914,733
Transocean
1.50% exercise price $168.61, expiration date 12/15/37		1,222,000	1,202,143
*1.625% exercise price $168.61, expiration date 12/15/37		920,000	917,700
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		776,000	840,990
Total Convertible Bonds (cost $33,169,574)			35,240,429

Corporate Bonds – 53.29%
Banking – 5.65%
AgriBank 9.125% 7/15/19		2,600,000	3,229,985
#Bank Nederlandse Gemeenten 144A 1.75% 10/6/15		2,920,000	2,904,889
Bank of New York Mellon 4.95% 3/15/15		1,770,000	1,979,232
BB&T 5.25% 11/1/19		3,767,000	4,062,141
BB&T Capital Trust II 6.75% 6/7/36		2,470,000	2,638,523
•BB&T Capital Trust IV 6.82% 6/12/57		1,600,000	1,606,000
BOA
*3.70% 9/1/15		870,000	879,933
*5.625% 7/1/20		3,400,000	3,599,536
6.10% 6/15/17		2,465,000	2,638,677
City National 5.25% 9/15/20		2,615,000	2,671,432
@#CoBank ACB 144A 7.875% 4/16/18		2,634,000	3,061,493
Export-Import Bank of Korea 5.875% 1/14/15		495,000	554,270
*#Export-Import Bank of Korea 144A 5.25% 2/10/14		2,745,000	2,990,746
JPMorgan Chase Bank
5.875% 6/13/16		1,520,000	1,723,701
*6.00% 10/1/17		1,710,000	1,943,844
JPMorgan Chase Capital XXV 6.80% 10/1/37		5,758,000	5,870,689
KeyBank 6.95% 2/1/28		4,255,000	4,494,973
Korea Development Bank
*4.375% 8/10/15		1,045,000	1,109,726
8.00% 1/23/14		3,860,000	4,518,601
•#National Agricultural Cooperative Federation 144A 0.663% 9/30/14		1,304,000	1,397,895
National City Bank 0.999% 6/7/17		435,000	391,251
Oesterreichische Kontrollbank 1.75% 10/5/15		2,110,000	2,115,843
PNC Bank 6.875% 4/1/18		4,710,000	5,541,809
PNC Funding
5.125% 2/8/20		1,920,000	2,082,436
5.25% 11/15/15		235,000	261,301
5.625% 2/1/17		1,250,000	1,366,669
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		2,500,000	1,827,108
•#Rabobank Nederland 144A 11.00% 12/29/49		3,785,000	4,935,068
Rentenbank 6.00% 7/15/14	AUD	1,842,000	1,799,864
Silicon Valley Bank
5.70% 6/1/12	USD	2,285,000	2,379,720
6.05% 6/1/17		935,000	986,729
SVB Financial Group 5.375% 9/15/20		835,000	849,790
U.S. Bank North America 4.95% 10/30/14		1,755,000	1,943,663
•*USB Capital IX 6.189% 4/15/49		5,370,000	4,269,150
Wachovia
5.25% 8/1/14		1,415,000	1,539,401
5.625% 10/15/16		4,580,000	5,101,803
•Wells Fargo Capital XIII 7.70% 12/29/49		5,405,000	5,634,712
Zions Bancorp 5.65% 5/15/14		655,000	650,074
			97,552,677
Basic Industry – 4.49%
Alcoa 6.15% 8/15/20		2,950,000	3,038,618
*#Algoma Acqusition 144A 9.875% 6/15/15		1,380,000	1,236,825
ArcelorMittal 9.85% 6/1/19		3,625,000	4,666,448
#Braskem Finance 144A 7.00% 5/7/20		2,872,000	3,047,910
Century Aluminum 8.00% 5/15/14		1,230,950	1,221,718
CF Industries 7.125% 5/1/20		1,165,000	1,277,131
Cliffs Natural Resources
4.80% 10/1/20		1,485,000	1,510,303
5.90% 3/15/20		1,295,000	1,424,312
6.25% 10/1/40		1,655,000	1,642,695

Compass Minerals International 8.00% 6/1/19		904,000	959,370
*Cytec Industries 8.95% 7/1/17		3,795,000	4,793,897
Dow Chemical 8.55% 5/15/19		5,455,000	6,899,009
*duPont (E.I.) deNemours 3.625% 1/15/21		9,465,000	9,636,316
#Essar Steel Algoma 144A 9.375% 3/15/15		185,000	186,850
*#FMG Finance 144A 10.625% 9/1/16		3,180,000	3,931,275
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		1,475,000	1,648,554
#Georgia-Pacific 144A 8.25% 5/1/16		455,000	507,894
Hexion US Finance
8.875% 2/1/18		1,165,000	1,147,525
*9.75% 11/15/14		1,045,000	1,092,025
International Paper 9.375% 5/15/19		6,910,000	8,978,322
#MacDermid 144A 9.50% 4/15/17		1,286,000	1,350,300
•Noranda Aluminum Acquisition PIK 5.373% 5/15/15		1,144,935	968,902
Novelis 11.50% 2/15/15		1,048,000	1,202,580
#PE Paper Escrow 144A 12.00% 8/1/14		270,000	312,337
=@Port Townsend 12.431% 8/27/12		200,788	145,571
Reliance Steel & Aluminum 6.85% 11/15/36		1,881,000	1,888,795
Ryerson
•7.841% 11/1/14		447,000	418,504
12.00% 11/1/15		1,135,000	1,174,725
Smurfit Kappa Funding 7.75% 4/1/15		910,000	923,650
Steel Dynamics 7.75% 4/15/16		1,465,000	1,530,925
Teck Resources
*9.75% 5/15/14		1,280,000	1,579,374
*10.25% 5/15/16		744,000	904,956
10.75% 5/15/19		541,000	682,297
Vale Overseas
6.875% 11/21/36		2,271,000	2,600,200
*6.875% 11/10/39		1,275,000	1,467,475
#Vale Overseas 144A 6.625% 9/25/19		1,508,000	1,594,710
			77,592,298
Brokerage – 1.88%
•Bear Stearns 5.16% 12/7/12	AUD	1,440,000	1,364,327
*#Cemex Finance 144A 9.50% 12/14/16	USD	1,100,000	1,112,320
•E Trade Financial PIK 12.50% 11/30/17		1,657,000	1,897,265
Goldman Sachs Group
3.70% 8/1/15		695,000	711,845
5.375% 3/15/20		8,713,000	9,200,649
Jefferies Group
6.25% 1/15/36		1,390,000	1,280,119
6.45% 6/8/27		3,988,000	3,929,560
JPMorgan Chase
4.40% 7/22/20		1,700,000	1,744,436
•4.99% 6/21/12	AUD	3,300,000	3,138,322
7.00% 6/28/17	RUB	134,000,000	4,159,686
Lazard Group
6.85% 6/15/17	USD	3,216,000	3,448,588
7.125% 5/15/15		440,000	480,484
			32,467,601
Capital Goods – 2.11%
Allied Waste North America
6.875% 6/1/17		5,525,000	6,106,433
7.125% 5/15/16		3,325,000	3,566,032
AMH Holdings 11.25% 3/1/14		755,000	792,750
Anixter 10.00% 3/15/14		426,000	468,068
#BAE Systems Holdings 144A 4.95% 6/1/14		385,000	425,213
Case New Holland 7.75% 9/1/13		1,000,000	1,091,250
Casella Waste Systems
9.75% 2/1/13		1,216,000	1,231,200
11.00% 7/15/14		115,000	126,500
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		1,059,000	998,108
*Graham Packaging 9.875% 10/15/14		1,043,000	1,087,328
*#Graham Packaging 144A 8.25% 1/1/17		365,000	372,300
Intertape Polymer 8.50% 8/1/14		690,000	591,675
Jabil Circuit 7.75% 7/15/16		330,000	363,413
L-3 Communications 4.75% 7/15/20		2,120,000	2,227,870
#Meccanica Holdings USA 144A 6.25% 7/15/19		4,210,000	4,677,124
*#Noble Group 144A 6.625% 8/5/20		1,514,000	1,589,620
*NXP BV Funding 9.50% 10/15/15		1,395,000	1,433,363

#Plastipak Holdings 144A 10.625% 8/15/19		873,000	973,395
Ply Gem Industries 13.125% 7/15/14		1,750,000	1,791,563
Pregis 12.375% 10/15/13		1,593,000	1,608,930
*RBS Global/Rexnord 11.75% 8/1/16		928,000	997,600
Sanmina-SCI 8.125% 3/1/16		1,429,000	1,471,870
Solo Cup 8.50% 2/15/14		777,000	672,105
Thermadyne Holdings 10.00% 2/1/14		753,000	768,060
#TriMas 144A 9.75% 12/15/17		795,000	858,600
#USG 144A 9.75% 8/1/14		230,000	240,925
			36,531,295
Communications – 9.57%
Affinion Group 11.50% 10/15/15		810,000	859,613
America Movil Sab de CV
5.00% 3/30/20		6,834,000	7,404,891
6.125% 3/30/40		830,000	928,099
American Tower 5.05% 9/1/20		5,055,000	5,187,370
*AT&T 6.50% 9/1/37		4,380,000	5,084,738
#AT&T 144A 5.35% 9/1/40		4,400,000	4,437,215
*#Charter Communications Operating 144A 10.875% 9/15/14		1,598,000	1,817,725
Cincinnati Bell 7.00% 2/15/15		430,000	432,150
Citizens Communications 6.25% 1/15/13		336,000	353,640
*Clear Channel Communications 10.75% 8/1/16		690,000	541,650
#Clearwire Communications 144A
12.00% 12/1/15		509,000	552,265
12.00% 12/1/15		2,340,000	2,533,050
*#Columbus International 144A 11.50% 11/20/14		1,925,000	2,136,365
*Comcast 5.90% 3/15/16		5,595,000	6,470,623
#COX Communications 144A
6.25% 6/1/18		2,235,000	2,580,739
6.45% 12/1/36		790,000	869,397
6.95% 6/1/38		880,000	1,031,420
*Cricket Communications 9.375% 11/1/14		1,680,000	1,747,200
*Crown Castle International 9.00% 1/15/15		270,000	299,025
#Digicel 144A
*8.25% 9/1/17		185,000	195,175
12.00% 4/1/14		1,385,000	1,620,450
*#Digicel Group 144A 8.875% 1/15/15		1,070,000	1,096,750
DirecTV Holdings
4.60% 2/15/21		4,390,000	4,520,453
7.625% 5/15/16		6,505,000	7,261,434
*DISH DBS 7.875% 9/1/19		1,955,000	2,113,844
Global Crossing 12.00% 9/15/15		1,440,000	1,634,400
GXS Worldwide 9.75% 6/15/15		2,110,000	2,112,638
Hughes Network Systems/Finance 9.50% 4/15/14		1,106,000	1,150,240
*Intelsat Jackson Holdings 11.25% 6/15/16		693,000	757,103
Lamar Media
6.625% 8/15/15		387,000	393,773
*6.625% 8/15/15		829,000	852,834
Level 3 Financing
9.25% 11/1/14		337,000	318,465
10.00% 2/1/18		900,000	814,500
LIN Television 6.50% 5/15/13		245,000	244,388
#MTS International Funding 144A 8.625% 6/22/20		1,582,000	1,819,300
*#Myriad International Holding 144A 6.375% 7/28/17		1,060,000	1,103,036
#NBC Universal 144A
4.375% 4/1/21		5,280,000	5,355,515
5.15% 4/30/20		5,155,000	5,577,612
Nielsen Finance
10.00% 8/1/14		623,000	658,044
*11.50% 5/1/16		491,000	559,740
*11.625% 2/1/14		562,000	640,680
NII Capital 10.00% 8/15/16		1,400,000	1,599,500
*PAETEC Holding
8.875% 6/30/17		698,000	732,900
9.50% 7/15/15		1,180,000	1,209,500
Qwest 8.375% 5/1/16		8,095,000	9,612,812
#Rainbow National Services 144A 10.375% 9/1/14		433,000	452,485
Rogers Communications 6.68% 11/4/39	CAD	2,184,000	2,379,497
Shaw Communication 6.75% 11/9/39	CAD	3,509,000	3,603,094
#Sinclair Television Group 144A 9.25% 11/1/17	USD	775,000	835,063

#Sirius XM Radio 144A 9.75% 9/1/15		180,000	199,125
*Sprint Capital 8.75% 3/15/32		1,770,000	1,867,350
Symantec 4.20% 9/15/20		6,265,000	6,302,891
Telecom Italia Capital
5.25% 10/1/15		8,420,000	9,096,327
6.175% 6/18/14		895,000	987,820
Telefonica Emisiones 6.421% 6/20/16		4,050,000	4,752,663
Telesat Canada
11.00% 11/1/15		1,844,000	2,092,940
12.50% 11/1/17		381,000	451,485
Terremark Worldwide 12.00% 6/15/17		832,000	954,720
Time Warner Cable 8.25% 4/1/19		6,830,000	8,832,254
#Univision Communications 144A 12.00% 7/1/14		795,000	873,506
*#UPC Holding 144A 9.875% 4/15/18		590,000	631,300
*Verizon Communications 6.40% 2/15/38		6,480,000	7,520,596
*Videotron Ltee 6.375% 12/15/15		32,000	32,880
#Videotron Ltee 144A 7.125% 1/15/20	CAD	2,610,000	2,600,107
Virgin Media Finance 8.375% 10/15/19		850,000	937,125
#Vivendi 144A
5.75% 4/4/13	USD	3,875,000	4,221,007
6.625% 4/4/18		2,910,000	3,381,781
#Wind Acquisition Finance 144A
11.75% 7/15/17		1,190,000	1,339,494
12.00% 12/1/15		570,000	606,338
Windstream
7.875% 11/1/17		235,000	246,163
8.125% 8/1/13		455,000	495,950
#XM Satellite Radio 144A 13.00% 8/1/13		230,000	265,650
			165,181,872
Consumer Cyclical – 2.74%
*#Allison Transmission 144A 11.00% 11/1/15		1,580,000	1,722,200
*America Axle & Manufacturing 7.875% 3/1/17		685,000	682,431
*ArvinMeritor 8.125% 9/15/15		1,990,000	2,024,824
Burlington Coat Factory Investment Holdings 14.50% 10/15/14		2,415,000	2,590,087
*#CKE Restaurants 144A 11.375% 7/15/18		1,130,000	1,163,900
Corrections Corporation of America 7.75% 6/1/17		1,220,000	1,317,600
w#CVS Pass Through Trust 144A 8.353% 7/10/31		6,411,494	7,967,831
#Equinox Holdings 144A 9.50% 2/1/16		205,000	210,638
*Ford Motor 7.45% 7/16/31		3,225,000	3,378,187
Ford Motor Credit 12.00% 5/15/15		1,360,000	1,714,455
*Global Cash Access/Finance 8.75% 3/15/12		630,000	626,850
*Harrah's Operating 10.00% 12/15/18		1,202,000	966,108
Interface
9.50% 2/1/14		182,000	189,053
11.375% 11/1/13		650,000	741,000
#Invista 144A 9.25% 5/1/12		49,000	49,735
K Hovnanian Enterprises
6.25% 1/15/15		585,000	441,675
7.50% 5/15/16		910,000	605,150
10.625% 10/15/16		990,000	996,188
Landry's Restaurants 11.625% 12/1/15		485,000	514,100
M/I Homes 6.875% 4/1/12		359,000	359,898
Macy's Retail Holdings 5.90% 12/1/16		2,550,000	2,728,499
MGM MIRAGE
*7.50% 6/1/16		318,000	270,300
11.125% 11/15/17		607,000	694,256
*11.375% 3/1/18		1,075,000	1,029,313
Mobile Mini 6.875% 5/1/15		629,000	619,565
Mohawk Industries 6.875% 1/15/16		621,000	649,721
*Mohegan Tribal Gaming Authority 6.875% 2/15/15		800,000	445,000
NCL 11.75% 11/15/16		275,000	309,375
New Albertsons 7.25% 5/1/13		294,000	301,350
Norcraft 10.50% 12/15/15		710,000	745,500
Norcraft Holdings 9.75% 9/1/12		622,000	586,235
*OSI Restaurant Partners 10.00% 6/15/15		726,000	740,520
*Pinnacle Entertainment 8.75% 5/15/20		820,000	811,800
@#Pokagon Gaming Authority 144A 10.375% 6/15/14		796,000	834,805
Quiksilver 6.875% 4/15/15		1,990,000	1,895,475
*Rite Aid 9.375% 12/15/15		501,000	434,618

Royal Caribbean Cruises
6.875% 12/1/13	15,000	15,863
7.00% 6/15/13	1,130,000	1,193,563
Ryland Group 8.40% 5/15/17	1,088,000	1,180,480
#Sealy Mattress 144A 10.875% 4/15/16	315,000	358,313
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	1,771,000	1,328,250
Standard Pacific 10.75% 9/15/16	1,080,000	1,182,600
Wyndham Worldwide 5.75% 2/1/18	960,000	964,465
		47,581,776
Consumer Non-Cyclical – 7.95%
Abbott Laboratories 4.125% 5/27/20	3,995,000	4,356,607
*Accellent 10.50% 12/1/13	1,035,000	1,050,525
Alere 9.00% 5/15/16	1,167,000	1,207,845
Alliance One International 10.00% 7/15/16	1,305,000	1,419,188
Amgen 3.45% 10/1/20	3,795,000	3,828,502
*Anheuser-Busch InBev Worldwide 5.00% 4/15/20	3,015,000	3,328,545
*ARAMARK 8.50% 2/1/15	645,000	674,025
*Bausch & Lomb 9.875% 11/1/15	910,000	972,563
Baxter International 4.50% 8/15/19	5,320,000	5,917,026
*Biomet
10.375% 10/15/17	698,000	778,270
11.625% 10/15/17	761,000	851,369
Bio-Rad Laboratories 8.00% 9/15/16	515,000	561,350
#Brambles USA 144A
3.95% 4/1/15	4,550,000	4,723,473
5.35% 4/1/20	1,500,000	1,610,165
CareFusion 6.375% 8/1/19	8,055,000	9,600,214
Covidien International Finance 4.20% 6/15/20	8,055,000	8,602,296
Dean Foods 6.90% 10/15/17	255,000	241,613
*DJO Finance 11.75% 11/15/14	285,000	299,963
*#Dole Food 144A 8.00% 10/1/16	705,000	741,131
#Genzyme 144A
3.625% 6/15/15	2,935,000	3,115,787
5.00% 6/15/20	4,765,000	5,308,682
HCA
9.25% 11/15/16	876,000	950,460
9.875% 2/15/17	120,000	133,200
*HCA PIK 9.625% 11/15/16	384,000	417,600
Hospira 6.40% 5/15/15	5,131,000	5,952,365
Ingles Markets 8.875% 5/15/17	851,000	921,208
International CCE 3.50% 9/15/20	5,910,000	5,887,778
*Jarden 7.50% 1/15/20	365,000	381,425
Kraft Foods 5.375% 2/10/20	8,345,000	9,339,147
Life Technologies
4.40% 3/1/15	365,000	389,742
6.00% 3/1/20	6,215,000	7,053,316
Medco Health Solutions
*4.125% 9/15/20	3,655,000	3,708,579
7.125% 3/15/18	1,045,000	1,285,264
#Novasep Holding 144A 9.75% 12/15/16	2,120,000	1,643,000
Pfizer 6.20% 3/15/19	5,410,000	6,672,418
#Radnet Management 144A 10.375% 4/1/18	705,000	648,600
#Roche Holdings 144A 6.00% 3/1/19	5,960,000	7,232,609
*RSC Equipment Rental
9.50% 12/1/14	95,000	98,919
10.25% 11/15/19	975,000	1,040,813
Select Medical 7.625% 2/1/15	1,059,000	1,039,144
*#ServiceMaster PIK 144A 10.75% 7/15/15	1,070,000	1,144,900
*Smithfield Foods 7.75% 7/1/17	1,260,000	1,283,625
#Smithfield Foods 144A 10.00% 7/15/14	495,000	571,725
*Supervalu 8.00% 5/1/16	662,000	670,275
#Tops Markets 144A 10.125% 10/15/15	550,000	593,313
Tyson Foods 10.50% 3/1/14	840,000	1,015,350
•US Oncology Holdings PIK 6.737% 3/15/12	2,466,000	2,348,865
#Viskase 144A 9.875% 1/15/18	1,400,000	1,435,000
*#Woolworths 144A 4.00% 9/22/20	3,740,000	3,819,595
Yale University 2.90% 10/15/14	3,520,000	3,730,049
*Yankee Acquisition 9.75% 2/15/17	1,175,000	1,227,875
Zimmer Holdings 4.625% 11/30/19	5,160,000	5,571,180
		137,396,478

Electric – 4.31%
*AES
7.75% 3/1/14	150,000	161,250
8.00% 6/1/20	616,000	671,440
*#AES 144A 8.75% 5/15/13	30,000	30,525
#American Transmission Systems 144A 5.25% 1/15/22	4,450,000	4,932,745
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	4,035,000	4,781,475
CMS Energy
4.25% 9/30/15	1,150,000	1,165,672
6.55% 7/17/17	1,475,000	1,593,347
*8.75% 6/15/19	1,305,000	1,564,721
Commonwealth Edison
4.00% 8/1/20	5,755,000	6,045,006
5.80% 3/15/18	485,000	568,213
*Duke Energy 5.05% 9/15/19	1,050,000	1,170,457
Duke Energy Carolinas 5.30% 2/15/40	1,615,000	1,764,819
Duquense Light Holdings 5.50% 8/15/15	1,076,000	1,123,306
Elwood Energy 8.159% 7/5/26	910,082	860,027
#Enel Finance International 144A 3.875% 10/7/14	425,000	445,784
Exelon Generation
4.00% 10/1/20	3,860,000	3,871,985
5.75% 10/1/41	3,535,000	3,559,003
Florida Power 5.65% 6/15/18	2,685,000	3,172,140
Georgia Power 4.75% 9/1/40	890,000	881,121
Illinois Power 9.75% 11/15/18	5,820,000	7,809,840
Indiana Michigan Power 7.00% 3/15/19	1,175,000	1,445,168
Jersey Central Power & Light 5.625% 5/1/16	495,000	561,697
#Korea Electric Power 144A 3.00% 10/5/15	3,315,000	3,317,138
Midamerican Funding 6.75% 3/1/11	20,000	20,510
*Mirant Americas Generation 8.50% 10/1/21	1,111,000	1,074,893
Mirant North America 7.375% 12/31/13	206,000	213,210
NRG Energy 7.375% 2/1/16	571,000	588,844
Oncor Electric Delivery 7.00% 9/1/22	1,390,000	1,749,846
#Oncor Electric Delivery 144A 5.25% 9/30/40	640,000	654,362
*PacifiCorp 5.50% 1/15/19	3,395,000	4,001,442
*Pennsylvania Electric 5.20% 4/1/20	4,510,000	4,936,808
PPL Electric Utilities 7.125% 11/30/13	1,130,000	1,326,403
Public Service Company of Oklahoma 5.15% 12/1/19	3,565,000	3,907,461
•Puget Sound Energy 6.974% 6/1/67	1,279,000	1,197,401
Virginia Electric & Power 3.45% 9/1/22	3,215,000	3,223,671
		74,391,730
Energy – 7.30%
*Anadarko Petroleum 6.375% 9/15/17	3,450,000	3,807,130
Antero Resources Finance 9.375% 12/1/17	525,000	560,438
Berry Petroleum 10.25% 6/1/14	980,000	1,109,850
Chesapeake Energy
7.25% 12/15/18	141,000	152,633
*9.50% 2/15/15	672,000	781,200
Complete Production Services 8.00% 12/15/16	1,381,000	1,429,335
Copano Energy 7.75% 6/1/18	810,000	822,150
*Dynegy Holdings
7.75% 6/1/19	1,223,000	843,870
8.375% 5/1/16	205,000	160,925
Ecopetrol 7.625% 7/23/19	1,550,000	1,883,250
•Enbridge Energy 8.05% 10/1/37	2,245,000	2,291,431
*Energy Transfer Partners 9.70% 3/15/19	6,535,000	8,683,040
#ENI 144A 4.15% 10/1/20	2,835,000	2,878,602
Enterprise Products Operating
5.20% 9/1/20	3,845,000	4,171,660
6.125% 10/15/39	130,000	140,420
•7.034% 1/15/68	1,925,000	1,918,068
9.75% 1/31/14	2,330,000	2,855,538
*Forest Oil 7.25% 6/15/19	522,000	536,355
Headwaters 11.375% 11/1/14	335,000	358,450
#Helix Energy Solutions Group 144A 9.50% 1/15/16	2,319,000	2,359,583
*#Hercules Offshore 144A 10.50% 10/15/17	1,270,000	1,060,450
#Hilcorp Energy I 144A 7.75% 11/1/15	545,000	553,175
Holly 9.875% 6/15/17	965,000	1,026,519
*Key Energy Services 8.375% 12/1/14	1,833,000	1,942,980
Kinder Morgan Energy Partners
*5.30% 9/15/20	2,500,000	2,699,445
*6.55% 9/15/40	695,000	762,812
9.00% 2/1/19	3,220,000	4,199,270

#Linn Energy 144A 8.625% 4/15/20		595,000	633,675
#Lukoil International Finance 144A 7.25% 11/5/19		791,000	866,145
#Midcontinent Express Pipeline 144A
5.45% 9/15/14		2,310,000	2,467,856
6.70% 9/15/19		1,855,000	2,038,714
#Murray Energy 144A 10.25% 10/15/15		735,000	766,238
*#New World Resources 144A 7.875% 5/1/18	EUR	593,000	846,869
Nexen 7.50% 7/30/39	USD	4,945,000	6,096,166
*#NFR Energy/Finance 144A 9.75% 2/15/17		830,000	834,150
Noble Energy 8.25% 3/1/19		3,980,000	5,185,462
*Noble Holding International 4.90% 8/1/20		5,760,000	6,205,495
OPTI Canada
7.875% 12/15/14		736,000	557,520
8.25% 12/15/14		820,000	627,300
Petrobras International Finance
5.75% 1/20/20		1,380,000	1,534,622
5.875% 3/1/18		300,000	334,858
Petrohawk Energy
7.875% 6/1/15		1,210,000	1,273,525
10.50% 8/1/14		252,000	286,650
#Petroleos Mexicanos 144A 6.625% 6/15/35		1,510,000	1,657,119
Petroleum Development 12.00% 2/15/18		752,000	838,480
Plains All American Pipeline 8.75% 5/1/19		4,100,000	5,212,035
Pride International
6.875% 8/15/20		2,445,000	2,674,219
8.50% 6/15/19		645,000	751,425
*Quicksilver Resources 7.125% 4/1/16		1,615,000	1,602,888
Range Resources 8.00% 5/15/19		677,000	743,008
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		425,000	464,809
Regency Energy Partners 8.375% 12/15/13		405,000	424,238
#SandRidge Energy 144A 9.875% 5/15/16		1,679,000	1,741,963
#Semco Energy 144A 5.15% 4/21/20		4,580,000	5,016,465
Total Capital
2.30% 3/15/16		3,575,000	3,592,861
4.45% 6/24/20		940,000	1,030,693
TransCanada Pipelines
3.80% 10/1/20		2,470,000	2,529,487
•6.35% 5/15/67		4,080,000	3,819,818
Transocean 6.50% 11/15/20		2,365,000	2,580,515
Weatherford International
5.125% 9/15/20		1,845,000	1,889,767
6.75% 9/15/40		2,195,000	2,295,309
9.625% 3/1/19		1,640,000	2,142,694
#Woodside Finance 144A
4.50% 11/10/14		2,355,000	2,529,496
8.125% 3/1/14		1,700,000	2,000,997
			126,082,110
Finance Companies – 3.29%
Capital One Capital V 10.25% 8/15/39		2,490,000	2,710,988
#CDP Financial 144A
4.40% 11/25/19		4,590,000	4,898,700
5.60% 11/25/39		3,200,000	3,608,506
City National Capital Trust I 9.625% 2/1/40		3,135,000	3,264,751
#Crown Castle Towers 144A 4.883% 8/15/20		9,795,000	10,139,392
#Erac USA Finance 144A 5.25% 10/1/20		6,305,000	6,747,491
*FTI Consulting 7.75% 10/1/16		340,000	355,300
General Electric Capital
5.77% 2/2/11	NOK	7,500,000	1,271,692
*6.00% 8/7/19	USD	10,650,000	12,004,096
•General Electric Capital Australia Funding
2.71% 8/17/12	AUD	2,000,000	1,882,392
4.93% 11/15/11	AUD	500,000	475,411
4.98% 7/12/13	AUD	2,700,000	2,500,895
5.047% 3/15/19	AUD	2,588,000	2,331,318
@General Electric Capital UK Funding 4.625% 1/18/16	GBP	509,000	846,006
•*#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	660,000	448,800
*International Lease Finance 5.55% 9/5/12		1,487,000	1,496,294
Nuveen Investments 10.50% 11/15/15		1,783,000	1,780,771
			56,762,803

Industrials – 0.07%
*Sally Holdings 10.50% 11/15/16	1,098,000	1,207,800
		1,207,800
Insurance – 0.92%
•Chubb 6.375% 3/29/67	1,865,000	1,855,675
•Genworth Financial 6.15% 11/15/66	915,000	701,119
MetLife
4.75% 2/8/21	495,000	526,225
6.817% 8/15/18	2,630,000	3,177,974
•#Metlife Capital Trust X 144A 9.25% 4/8/38	5,520,000	6,541,199
Prudential Financial 3.875% 1/14/15	2,900,000	3,049,510
#@=‡wTwin Reefs Pass Through Trust 144A 0.449% 12/31/49	600,000	0
		15,851,702
Natural Gas – 0.17%
AmeriGas Partners 7.125% 5/20/16	296,000	310,060
El Paso
*6.875% 6/15/14	192,000	206,236
7.00% 6/15/17	1,273,000	1,358,121
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	354,000	368,259
Inergy Finance
8.25% 3/1/16	376,000	396,680
*8.75% 3/1/15	308,000	333,795
		2,973,151
Real Estate – 1.16%
Developers Diversified Realty
*5.375% 10/15/12	2,175,000	2,183,128
*7.50% 4/1/17	1,060,000	1,102,841
9.625% 3/15/16	865,000	966,067
#Digital Realty Trust 144A 5.875% 2/1/20	1,470,000	1,565,609
Host Marriott 6.375% 3/15/15	875,000	900,156
Liberty Property 4.75% 10/1/20	1,285,000	1,296,654
ProLogis
6.25% 3/15/17	2,465,000	2,424,271
7.375% 10/30/19	2,040,000	2,062,093
#Qatari Diar Finance 144A
3.50% 7/21/15	801,000	819,493
5.00% 7/21/20	1,601,000	1,687,488
Regency Centers
4.80% 4/15/21	1,960,000	1,948,808
5.875% 6/15/17	550,000	598,049
•#USB Realty 144A 6.091% 12/22/49	2,700,000	2,011,500
Ventas Realty 6.50% 6/1/16	490,000	511,996
		20,078,153
Technology – 0.88%
First Data 9.875% 9/24/15	450,000	370,125
National Semiconductor 6.60% 6/15/17	3,815,000	4,453,108
#Oracle 144A 3.875% 7/15/20	6,660,000	6,986,114
#Seagate Technology International 144A 10.00% 5/1/14	2,080,000	2,464,800
#Unisys 144A 12.75% 10/15/14	828,000	989,460
		15,263,607
Transportation – 0.80%
#Ashtead Capital 144A 9.00% 8/15/16	832,000	865,280
#Ashtead Holdings 144A 8.625% 8/1/15	75,000	77,625
Burlington Northern Santa Fe
3.60% 9/1/20	810,000	821,814
4.70% 10/1/19	4,995,000	5,496,323
5.65% 5/1/17	655,000	756,786
Canadian Pacific 4.45% 3/15/23	4,010,000	4,101,612
#Kansas City Southern de Mexico 144A 8.00% 2/1/18	325,000	351,000
@‡Northwest Airlines 10.00% 2/1/11	145,000	740
#United Air Lines 144A 12.00% 11/1/13	1,230,000	1,365,300
		13,836,480
Total Corporate Bonds (cost $864,323,258)		920,751,533

Municipal Bonds – 0.12%
Oregon State Taxable Pension 5.892% 6/1/27	5,000	5,837
•Puerto Rico Sales Tax Financing Revenue (1st Subordinate) Class B 5.00% 8/1/39	1,875,000	1,949,738
Total Municipal Bonds (cost $1,880,000)		1,955,575

Non-Agency Asset-Backed Securities – 3.54%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.207% 10/6/21	2,150,000	2,148,428
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14	1,240,000	1,252,916
•#Ally Master Owner Trust Series 2010-1 A 144A 2.01% 1/15/15	2,290,000	2,336,583
•American Express Credit Account Master Trust 0.856% 11/16/15	1,225,000	1,224,869
#BOA Auto Trust 144A
Series 2009-2A A4 3.03% 10/15/16	1,375,000	1,430,555
Series 2009-3A A4 2.67% 12/15/16	875,000	908,522
•BOA Credit Card Trust Series 2008-A5 A5 1.46% 12/16/13	2,460,000	2,479,657
Capital Auto Receivables Asset Trust Series 2008-1 A3A 3.86% 8/15/12	416,723	421,863
Capital One Multi-Asset Execution Trust
•Series 2005-A10 A 0.34% 9/15/15	1,500,000	1,490,517
Series 2007-A7 A7 5.75% 7/15/20	3,760,000	4,474,230
Series 2008-A3 A3 5.05% 2/15/16	1,000,000	1,098,569
Series 2009-A2 A2 3.20% 4/15/14	1,845,000	1,879,263
@Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 6/25/32	444,784	439,391
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16	2,060,000	2,086,625
Series 2010-VT1A A3 2.41% 5/15/13	1,170,000	1,181,975
Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 0.91% 7/15/13	1,485,000	1,470,876
Series 2006- A4 A4 5.45% 5/10/13	1,210,000	1,246,325
Series 2007-A3 A3 6.15% 6/15/39	1,472,000	1,957,214
•Series 2007-A7 A7 0.606% 8/20/14	750,000	751,526
•Series 2009-A1 A1 2.01% 3/17/14	1,540,000	1,574,806
•Series 2009-A2 A2 1.806% 5/15/14	110,000	112,386
#Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18	1,590,000	1,725,954
•Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.70% 11/25/36	1,910,000	1,929,667
Series 2006-3 A5 5.95% 11/25/36	1,800,000	1,526,693
CNH Equipment Trust
Series 2008-A A3 4.12% 5/15/12	39,166	39,226
Series 2008-A A4A 4.93% 8/15/14	755,000	776,568
Series 2008-B A3A 4.78% 7/16/12	162,249	163,251
Series 2009-C A3 1.85% 12/16/13	950,000	961,292
Series 2009-C A4 3.00% 8/17/15	2,705,000	2,833,178
@Countrywide Asset-Backed Certificates Series 2006-13 1AF3 5.944% 1/25/37	19,958	11,080
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	1,800,000	2,140,602
Series 2008-A4 A4 5.65% 12/15/15	530,000	593,914
•Series 2010-A1 A1 0.906% 9/15/15	1,500,000	1,510,010
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	2,415,000	2,429,814
Ford Credit Auto Owner Trust Series 2010-B B 2.54% 2/15/16	1,155,000	1,176,619
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.806% 9/15/14	1,355,000	1,377,744
#Series 2010-1 A 144A 1.906% 12/15/14	2,580,000	2,633,311
General Electric Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14	2,035,000	2,071,425
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	130,634	131,714
Series 2009-4 A3 1.87% 2/15/14	735,000	742,609
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	14,690	14,733
Series 2010-B A3 0.97% 4/15/15	1,980,000	1,984,147
•Merrill Auto Trust Securitization Series 2007-1 A4 0.32% 12/15/13	439,842	438,302
Mid-State Trust Series 11 A1 4.864% 7/15/38	14,497	14,596
•Residential Asset Securities Series 2006-KS3 AI3 0.43% 4/25/36	59,469	57,336
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	361,475	366,171
World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13	1,560,000	1,573,409
Total Non-Agency Asset-Backed Securities (cost $58,918,479)		61,190,461

Non-Agency Collateralized Mortgage Obligations – 1.20%
•American Home Mortgage Investment Trust Series 2005-2 5A1 5.06% 9/25/35	65,429	59,952
•ARM Trust Series 2005-10 3A11 5.33% 1/25/36	821,190	717,597
BOA Alternative Loan Trust
Series 2004-10 1CB1 6.00% 11/25/34	58,168	58,922
Series 2004-11 1CB1 6.00% 12/25/34	3,673	3,440
Series 2005-1 2A1 5.50% 2/25/20	442,506	428,034
Series 2005-3 2A1 5.50% 4/25/20	57,447	54,148
Series 2005-5 2CB1 6.00% 6/25/35	222,285	176,321
Series 2005-6 7A1 5.50% 7/25/20	355,582	345,911
Series 2005-9 5A1 5.50% 10/25/20	628,308	650,938

BOA Funding Securities Series 2006-5 2A10 5.75% 9/25/36		1,850,000	1,521,231
•BOA Mortgage Securities Series 2003-D 1A2 2.84% 5/25/33		32	23
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18		275,358	283,532
•Chaseflex Trust Series 2006-1 A4 6.30% 6/25/36		1,490,000	1,127,003
•Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36		235,000	221,942
Series 2006-4 3A1 5.50% 8/25/21		632,395	628,148
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.08% 8/25/34		605,886	626,209
Series 2007-AR8 1A3A 5.70% 8/25/37		1,513,071	1,195,063
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 2.935% 5/25/33		338	296
Series 2006-1 A2 6.00% 3/25/36		524,016	490,447
@Series 2006-17 A5 6.00% 12/25/36		93,054	84,911
•Series 2006-HYB1 3A1 4.947% 3/20/36		802,009	471,834
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		31,228	32,467
•First Horizon Asset Securities Series 2007-AR2 1A1 5.785% 8/25/37		909,915	707,957
#GSMPS Mortgage Loan Trust
Series 2005-RP1 1A3 8.00% 1/25/35		209,651	210,398
Series 2005-RP1 1A4 8.50% 1/25/35		159,260	154,611
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 5.157% 1/25/36		445,527	395,658
•JPMorgan Mortgage Trust
@Series 2004-A6 1A2 4.79% 12/25/34		580,874	496,484
Series 2005-A2 5A1 4.31% 4/25/35		55,883	56,431
Series 2005-A8 2A1 3.043% 11/25/35		895,070	861,669
Series 2006-A2 3A3 5.687% 4/25/36		495,000	427,413
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		214,959	208,641
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33		1,076	1,000
Series 2005-6 7A1 5.356% 6/25/35		455,230	410,747
#MASTR Reperforming Loan Trust
Series 2005-1 1A5 8.00% 8/25/34		311,448	314,380
Series 2005-2 1A4 8.00% 5/25/35		338,369	319,636
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		115,215	113,533
•Residential Accredit Loans Series 2004-QA6 NB1 3.264% 12/26/34		2,490	1,505
•Structured ARM Loan Trust Series 2006-5 5A4 5.438% 6/25/36		81,228	15,288
•Structured Asset Securities Series 2002-22H 1A 6.942% 11/25/32		933	946
w•Washington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 5.677% 3/25/35		151,149	106,550
wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		178,867	182,189
Series 2006-AR14 2A1 5.76% 11/25/36		2,307,023	1,931,411
Wells Fargo Mortgage-Backed Securities Trust
•Series 2005-AR16 2A1 2.968% 10/25/35		7,374	7,067
Series 2006-2 3A1 5.75% 3/25/36		1,418,708	1,359,093
Series 2006-3 A11 5.50% 3/25/36		875,000	822,958
Series 2006-7 2A1 6.00% 6/25/36		148,564	140,293
•Series 2006-AR5 2A1 5.451% 4/25/36		783,045	653,587
•Series 2006-AR18 2A2 5.494% 11/25/36		634,795	179,406
•Series 2006-AR19 A1 5.48% 12/25/36		898,217	820,688
Series 2007-13 A7 6.00% 9/25/37		762,125	718,615
Total Non-Agency Collateralized Mortgage Obligations (cost $21,903,526)			20,796,523

Regional Bonds – 3.20%Δ
Australia – 1.42%
New South Wales Treasury
2.75% 11/20/25	AUD	2,310,000	2,319,308
6.00% 5/1/20	AUD	20,961,000	20,946,581
Queensland Treasury 6.00% 6/14/21	AUD	1,219,000	1,230,727
			24,496,616

Canada – 1.78%
Province of British Columbia 2.85% 6/15/15	USD	2,125,000	2,262,305
Province of Nova Scotia Canada 2.375% 7/21/15		7,135,000	7,351,768
Province of Ontario Canada
1.875% 9/15/15		1,900,000	1,916,418
4.40% 6/2/19	CAD	8,655,000	9,034,293
*4.40% 4/14/20	USD	2,315,000	2,565,177

Province of Quebec
3.50% 7/29/20		5,218,000	5,356,799
4.60% 5/26/15		1,660,000	1,882,531
4.50% 12/1/19	CAD	365,000	382,053
			30,751,344
Total Regional Bonds (cost $51,757,985)			55,247,960

«Senior Secured Loans – 3.50%
Affinion Group Tranche B 5.00% 10/7/16	USD	380,531	373,792
AIG
Tranche 1 6.75% 2/23/15		406,731	414,211
Tranche 2 7.00% 3/7/16		298,269	303,489
Allen System Group 8.50% 10/18/13		851,944	856,604
Alliance HealthCare Services 5.50% 6/1/16		1,153,051	1,139,122
Allied Security Holdings 6.75% 2/23/15		653,046	656,312
Anchor Glass 6.00% 2/3/16		1,290,214	1,291,827
Aspect Software 6.25% 4/19/16		512,425	512,105
ATI Holdings 7.50% 2/18/16		749,592	730,230
BE Aerospace 5.75% 7/28/14		487,820	492,849
Butler Animal Health Supply Tranche B 5.50% 12/31/15		82,364	82,535
BWAY Holding Tranche B 5.501% 3/28/17		360,240	361,051
Calpine 7.00% 4/21/17		678,300	689,807
Cengage Learning Acquisitions 7.50% 7/7/14		1,952,461	1,954,296
Charter Communications Operating Tranche B 8.50% 3/6/14		1,260,000	1,303,646
Chester Downs & Marina 12.375% 12/31/16		2,708,430	2,735,514
Community Health Systems
Tranche B 2.502% 7/25/14		884,777	840,817
Tranche DD 2.502% 7/25/14		45,223	42,976
Delta Air Lines 8.75% 9/16/13		1,015,783	1,031,868
Ford Motor Tranche B 3.03% 12/15/13		3,053,525	2,995,476
Genon Energy Tranche B 6.00% 9/8/17		730,000	729,201
Graham Packaging
Tranche C 6.75% 4/5/14		534,336	538,496
Tranche D 6.00% 8/9/16		720,000	727,070
Gray Television Tranche B 4.25% 12/31/14		995,000	957,066
HCA Tranche B2 3.25% 3/31/17		1,040,000	1,011,400
HGI Holdings 6.75% 7/27/17		820,000	822,050
ICL Industrial Containers Tranche C 5.50% 6/16/17		33,773	33,848
infoGROUP Tranche B 6.25% 3/30/16		842,888	845,732
Intelsat Tranche BA 2.728% 1/3/14		1,040,000	1,002,352
Inventiv Health 6.50% 5/7/16		219,450	220,033
Johnsondiversey Tranche B 5.50% 11/24/15		996,035	1,000,188
Knology Tranche B 5.50% 9/13/16		1,145,000	1,133,550
Level 3 Financing Tranche B 11.50% 3/13/14		780,000	845,083
Live Nation Entertainment 4.50% 10/20/16		1,029,825	1,020,387
MCC Georgia 5.50% 3/31/17		1,109,242	1,101,383
MGM MIRAGE 7.00% 2/21/14		675,000	579,130
Multiplan Tranche B 6.50% 7/9/17		1,525,000	1,527,699
NBTY Tranche B 6.25% 7/14/17		915,000	924,951
Newport Television Tranche B 9.00% 3/14/16		1,075,000	1,072,759
Nuveen Investment 2nd Lien Tranche 12.50% 7/9/15		532,000	578,550
Phillips-Van Heusen 4.75% 3/15/16		317,249	320,150
Pierre Foods 7.00% 7/29/16		1,025,000	1,015,391
Pinafore Tranche B 6.25% 9/7/16		550,000	555,313
Pinnacle Foods Finance Tranche D 6.00% 4/30/14		543,638	546,396
PQ 6.82% 7/30/15		2,991,000	2,771,161
Prime Healthcare Services Tranche B 7.25% 2/19/15		1,815,875	1,779,558
Radnet Management Tranche B 5.751% 3/12/16		287,788	282,662
Reynolds & Reynolds 5.25% 4/3/17		919,456	921,755
Reynolds Group Holdings Tranche D 6.50% 3/16/16		310,000	311,762
Rockwood Specialties Group Tranche H 6.00% 5/15/14		965,431	970,060
Roundy's Supermarkets 10.00% 4/5/16		1,128,000	1,150,205
Sinclair Television Group Tranche B 5.50% 10/29/15		1,039,091	1,045,845
Smurfit-Stone Container Enterprises 6.75% 1/2/16		1,007,475	1,014,245
Spanish Broadcasting System 2.00% 6/10/12		398,945	375,341
SunGard Data Systems 6.75% 2/28/14		1,361,638	1,370,829
Texas Competitive Electric Holdings Tranche B 3.941% 10/10/14		3,587,951	2,795,408
Toys R Us Delaware Tranche B 6.00% 8/11/16		1,535,000	1,538,247
United Components 6.25% 3/31/17		290,000	292,030
Universal Health Services 5.50% 5/16/16		475,000	478,118
Univision Communications 2.566% 9/29/14		2,184,009	1,924,243
US Telepacific 9.25% 7/27/15		1,811,895	1,820,674

Valeant Pharmaceuticals
Tranche B 5.50% 6/21/16		576,000	581,869
Tranche DD 5.50% 9/21/16		144,000	145,467
Visant 7.50% 9/22/16		925,000	930,495
Total Senior Secured Loans (cost $59,063,990)			60,416,679

Sovereign Debt – 8.47%Δ
Australia – 1.51%
Australian Government Bond
4.50% 4/15/20	AUD	16,989,000	15,835,233
6.00% 2/15/17	AUD	7,570,000	7,749,129
Australian Inflation-Linked Bond 3.00% 9/20/25	AUD	2,310,000	2,467,688
			26,052,050
Brazil – 0.44%
Brazil Government International Bond
7.125% 1/20/37	USD	2,760,000	3,643,200
8.875% 10/14/19		2,760,000	3,898,500
			7,541,700
Canada – 0.26%
Export Development Canada 3.125% 4/24/14		4,220,000	4,528,697
			4,528,697
Chile – 0.19%
Chile Government International Bond 5.50% 8/5/20	CLP	1,453,000,000	3,197,261
			3,197,261
Colombia – 0.18%
Colombia Government International Bond
7.75% 4/14/21	COP	1,962,000,000	1,283,110
10.375% 1/28/33	USD	1,150,000	1,851,500
			3,134,610
Indonesia – 1.09%
Indonesia Treasury Bond
10.50% 8/15/30	IDR	37,550,000,000	5,049,804
11.00% 11/15/20	IDR	59,446,000,000	8,260,936
12.80% 6/15/21	IDR	36,200,000,000	5,565,370
			18,876,110
Japan – 0.25%
*Japan Finance 1.875% 9/24/15	USD	4,300,000	4,342,884
			4,342,884
Norway – 3.12%
Eksportfinans
3.00% 11/17/14		3,120,000	3,292,935
5.50% 5/25/16		7,375,000	8,623,838
#Kommunalbanken 144A 1.75% 10/5/15		3,850,000	3,851,463
Norway Government Bond
4.25% 5/19/17	NOK	41,440,000	7,632,220
4.50% 5/22/19	NOK	83,924,000	15,780,880
5.00% 5/15/15	NOK	78,716,000	14,779,717
			53,961,053
Panama – 0.20%
Panama Government International Bond
7.125% 1/29/26	USD	1,340,000	1,708,500
7.25% 3/15/15		1,430,000	1,716,000
			3,424,500
Peru – 0.19%
Peruvian Government International Bond 7.125% 3/30/19		2,650,000	3,332,375
			3,332,375
Philippines – 0.33%
Philippine Government International Bond
4.95% 1/15/21	PHP	71,000,000	1,661,515
6.375% 10/23/34	USD	1,700,000	1,989,000
*6.50% 1/20/20		1,700,000	2,044,250
			5,694,765
Poland – 0.20%
Poland Government International Bond 6.375% 7/15/19		2,850,000	3,372,035
			3,372,035
Republic of Korea – 0.28%
@Inflation Linked Korea Treasury Bond 2.75% 6/10/20	KRW	2,297,037,313	2,199,636
#Korea Expressway 144A 4.50% 3/23/15	USD	1,220,000	1,288,270
Republic of Korea 4.25% 12/7/21	EUR	969,000	1,342,065
			4,829,971

Sweden – 0.23%
Svensk Exportkredit 3.25% 9/16/14		3,810,000	4,065,651
			4,065,651
Total Sovereign Debt (cost $136,263,526)			146,353,662

Supranational Banks – 1.91%Δ
Asian Development Bank 6.00% 1/20/15	AUD	2,468,000	2,435,708
European Bank for Reconstruction & Development 6.75% 5/12/17	RUB	47,000,000	1,540,236
European Investment Bank
6.125% 1/23/17	USD	1,560,000	1,526,279
9.00% 12/21/18	ZAR	29,400,000	4,463,273
Inter-American Development Bank 4.25% 9/14/15	AUD	1,560,000	1,763,382
International Bank for Reconstruction & Development
2.375% 5/26/15		1,555,000	1,629,315
3.375% 4/30/15	NOK	12,250,000	2,107,104
3.625% 6/22/20	NOK	12,410,000	2,128,260
5.375% 12/15/14	NZD	8,946,000	6,853,318
5.75% 2/17/15	AUD	437,000	424,832
5.75% 10/21/19	AUD	2,316,000	2,259,015
6.00% 2/15/17	AUD	1,770,000	1,737,961
International Finance 5.75% 3/16/15	AUD	4,262,000	4,164,250
Total Supranational Banks (cost $30,217,565)			33,032,933

U.S. Treasury Obligations – 1.31%
∞U.S. Treasury Bond 4.375% 5/15/40	USD	19,835,000	22,280,397
*U.S. Treasury Note 2.625% 8/15/20		295,000	297,812
Total U.S. Treasury Obligations (cost $21,860,145)			22,578,209

		Number of
		Shares
Common Stock – 0.11%
=†Adelphia Recovery Trust Series Arahova		1	0
Alliance Imaging		105,073	481,234
=†Calpine Escrow		385,000	0
=†Century Communications		2,500,000	0
†Delta Air Lines		25	291
†DirecTV Group		15,850	659,836
†Flextronics International		29,800	179,992
†Geoeye		7,600	307,648
†Mirant		116	1,155
†Mobile Mini		18,836	288,944
=∏†Port Townsend		685	7
Total Common Stock (cost $2,165,269)			1,919,107

Convertible Preferred Stock – 0.05%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49		4,400	246,950
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		600	670,650
Total Convertible Preferred Stock (cost $881,638)			917,600

Preferred Stock – 0.15%
Citigroup Capital XX		38,425	9,991
•PNC Financial Services Group 8.25%		2,420,000	2,594,699
=Port Townsend		137	0
Total Preferred Stock (cost $2,427,947)			2,604,690

Warrant – 0.00%
=Port Townsend		137	1
Total Warrant (cost $3,288)			1

		Principal
		Amount°
≠Discount Note – 12.56%
Federal Home Loan Bank 0.007% 10/1/10	USD	217,033,101	217,033,101
Total Discount Note (cost $217,033,101)			217,033,101

Total Value of Securities Before Securities Lending Collateral – 109.88%
(cost $1,807,026,585)			1,898,402,967

	Number of
	Shares
Securities Lending Collateral** – 5.20%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	88,079,700	88,079,700
BNY Mellon SL DBT II Liquidating Fund	1,668,717	1,616,487
@†Mellon GSL Reinvestment Trust II	1,852,892	95,794
Total Securities Lending Collateral (cost $91,601,309)		89,791,981

Total Value of Securities – 115.08%
(cost $1,898,627,894)		1,988,194,948 ©
Obligation to Return Securities Lending Collateral** – (5.30%)		(91,601,309)
Liabilities Net of Receivables and Other Assets (See Notes) – (9.78%)z		(168,861,750)
Net Assets Applicable to 153,163,485 Shares Outstanding – 100.00%		$1,727,731,889

°Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PHP – Philippine Peso
RUB – Russian Ruble
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

•Variable rate security. The rate shown is the rate as of September 30, 2010.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $265,430,687, which represented 15.36% of the Series’ net assets. See Note 5 in "Notes."
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2010.
*Fully or partially on loan.
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $8,215,911, which represented 0.48% of the Series’ net assets. See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2010, the aggregate amount of fair valued securities was $145,579, which represented 0.01% of the Series’ net assets. See Note 1 in "Notes."
‡Non-income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redefined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2010.
†Non income producing security.
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At September 30, 2010, the aggregate amount of restricted securities was $7 or 0.00% of the Series’ net assets. See Note 5 in “Notes.”
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
©Includes $89,088,074 of securities loaned.
zOf this amount, $235,110,447 represents payable for securities purchased as of September 30, 2010.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BCLY – Barclays Bank
BOA – Bank of America
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CMB – Chase Manhattan Bank
GNMA – Government National Mortgage Association

GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HKSB – Hong Kong Shanghai Bank
JPMS – JPMorgan Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at September 30, 2010:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BCLY	CAD	(12,126,442)	USD	11,680,952	10/29/10	$ (97,245)
BCLY	GBP	(3,274,876)	USD	5,070,000	10/29/10	(73,548)
BOA	AUD	(12,982,150)	USD	11,867,892	10/29/10	(636,153)
BOA	CAD	(7,559,262)	USD	7,292,643	10/29/10	(49,533)
BOA	EUR	(2,510,841)	USD	3,196,088	10/29/10	(226,327)
BOA	MXN	36,263,559	USD	(2,777,433)	10/29/10	93,559
BOA	NOK	(98,476,844)	USD	15,864,504	10/29/10	(858,385)
CITI	GBP	(2,182,516)	USD	3,380,000	10/29/10	(47,878)
CITI	NOK	(26,278,615)	USD	4,248,594	10/29/10	(213,921)
CMB	BRL	14,659,266	USD	(8,427,287)	10/29/10	174,382
CMB	CLP	2,531,596,250	USD	(5,078,428)	10/29/10	165,360
CMB	EUR	(3,465,558)	USD	4,259,494	10/29/10	(287,928)
CMB	MYR	27,759,711	USD	(8,914,487)	10/29/10	59,698
CMB	NZD	(5,880,576)	USD	4,239,895	10/29/10	(66,178)
CMB	TRY	2,032,965	USD	(1,332,218)	10/28/10	66,369
GSC	CAD	5,288,043	USD	(5,094,552)	10/29/10	41,630
GSC	NOK	(59,511,686)	USD	9,616,496	10/29/10	(489,507)
HKSB	AUD	(20,808,013)	USD	19,007,495	10/29/10	(1,034,203)
HKSB	CAD	5,498,453	USD	(5,294,305)	10/29/10	46,244
HKSB	EUR	(6,165,336)	USD	7,854,514	10/29/10	(549,179)
HKSB	NOK	(22,565,372)	USD	3,639,488	10/29/10	(192,460)
MNB	GBP	15,990	USD	(25,303)	10/1/10	(184)
MSC	AUD	(21,549,479)	USD	19,706,783	10/29/10	(1,049,075)
MSC	CAD	(2,528,435)	USD	2,438,211	10/29/10	(17,603)
MSC	EUR	281,241	USD	(358,552)	10/29/10	24,796
MSC	KRW	2,537,236,000	USD	(2,163,954)	10/29/10	58,566
MSC	MXN	7,125,523	USD	(547,422)	10/29/10	16,707
MSC	MYR	(15,846,481)	USD	5,088,133	10/29/10	(34,732)
MSC	NOK	(4,899,945)	USD	790,588	10/29/10	(41,498)
MSC	TRY	1,977,314	USD	(1,297,025)	10/28/10	63,277
						$(5,154,949)

Futures Contracts

Contracts		Notional	Notional		Unrealized
to Buy		Cost	Value	Expiration Date	Appreciation
13	Canadian 10 yr Bond	$1,555,538	$1,598,056	12/20/10	$ 42,518
10	Euro-Bond	1,662,163	1,791,851	12/8/10	129,688
41	Long Gilt	7,828,722	8,007,320	12/29/10	178,598
12	U.S. Treasury 5 yr Notes	1,447,208	1,450,406	12/31/10	3,198
		$12,493,631			$354,002

Swap Contracts
CDS Contracts

					Unrealized
	Swap	Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BOA	Sunoco 5 yr CDS	$380,000	1.00%	12/20/15	$(5,100)
	ITRAXX Europe Sub Financials 14.1
BCLY	5 yr CDS	50,000	1.00%	6/20/15	(1,342)
BCLY	5 yr CDS	2,780,000	1.00%	6/20/15	(68,650)
BCLY	5 yr CDS	6,140,000	1.00%	6/20/15	75,514
	Kingdom of Spain
BCLY	5 yr CDS	8,870,000	1.00%	3/20/15	68,923
BCLY	5 yr CDS	8,910,000	1.00%	3/20/15	345,182
	ITRAXX Europe Sub Financials 13.1
JPMS	5 yr CDS	100,000	1.00%	6/20/15	(294,796)
JPMS	5 yr CDS	6,200,000	1.00%	6/20/15	(140,089)
	Penney (J.C.)
JPMS	5 yr CDS	25,000	1.00%	3/20/15	32,591
JPMS	5 yr CDS	40,000	1.00%	3/20/15	57,090
JPMS	5 yr CDS	50,000	1.00%	3/20/15	34,142
JPMS	Portuguese Republic 5 yr CDS	85,000	1.00%	6/20/15	550,573
JPMS	Sunoco 5 yr CDS	185,000	1.00%	3/20/15	24,741
JPMS	Viacom 5 yr CDS	2,255,000	1.00%	9/20/15	(35,179)
		$36,070,000			$643,600

	Protection Sold / Moody’s Rating:
BOA	Valero Energy 5 yr CDS / Baa	$1,270,000	1.00%	9/21/15	$(9,375)
CITI	MetLife 5 yr CDS / A	4,970,000	5.00%	9/20/14	53,105
JPMS	Comcast 5 yr CDS / Baa	25,000	1.00%	9/20/15	17,884
JPMS	MetLife 5 yr CDS / A	235,000	1.00%	12/20/14	12,332
JPMS	Valero Energy 5 yr CDS / Baa	570,000	1.00%	3/20/15	(21,315)
		$7,070,000			$52,631
Total					$696,231

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series' prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$1,899,387,792
Aggregate unrealized appreciation	$97,483,566
Aggregate unrealized depreciation	(8,676,410)
Net unrealized appreciation	$88,807,156

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$396,113,600	$4,237,888	$400,351,488
Corporate Debt	-	1,012,743,122	4,583,119	1,017,326,241
Foreign Debt	-	229,237,658	5,396,897	234,634,555
Municipal Bonds	-	1,955,575		1,955,575
U.S. Treasury Obligations	-	22,578,209	-	22,578,209
Discount Note	-	217,033,101	-	217,033,101
Securities Lending Collateral	-	89,696,187	95,794	89,791,981
Common Stock	1,919,100	-	7	1,919,107
Other	-	2,604,690	1	2,604,691
Total	$1,919,100	$1,971,962,142	$14,313,706	$1,988,194,948

Foreign Currency Exchange
Contracts	$-	$(5,154,949)	$-	$(5,154,949)
Futures Contracts	$354,002	$-	$-	$354,002
CDS Contracts	$-	$696,231	$-	$696,231

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-			Securities
	Backed	Corporate	Foreign	Lending	Common
	Securities	Debt	Debt	Collateral	Stock	Other	Total
Balance as of 12/31/09	$3,546,079	$1,784,192	$13,314,692	$78,748	$7	$1	$18,723,719
Net realized gain (loss)	(440,086)	2,549	125,436	-	-	-	(312,101)
Purchases	4,211,178	5,215,325	5,954,900	-	-	-	15,381,403
Sales	(1,448,802)	(54,480)	(7,747,700)	-	-	-	(9,250,982)
Transfers out of Level 3	(2,150,000)	(2,386,751)	(6,165,812)	-	-	-	(10,702,563)
Net change in unrealized
appreciation/depreciation	519,519	22,284	(84,619)	17,046	-	-	474,230
Balance as of 9/30/10	$4,237,888	$4,583,119	$5,396,897	$95,794	$7	$1	$14,313,706

Net change in unrealized
appreciation/depreciation
from investments
still held as of 9/30/10	$26,710	$80,147	$387,574	$17,046	$-	$-	$511,477

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series' fiscal year ending December 31, 2010 and interim periods therein. During the period ended September 30, 2010, the Series made transfers out of Level 1 investments into Level 2 investments in the amount of $88,079,700, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund (Collective Trust) as a Level 2 investment. Management has classified the Collective Trust as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The Collective Trust is priced daily for investors in the Collective Trust. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy. During the period ended September 30, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $10,702,563. This was due to the Series’ pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Financial Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Series because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts – The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2010, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At September 30, 2010, the net unrealized appreciation of credit default swaps was $696,231. The Series has posted $4,670,000 as collateral, net of collateral received, for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of September 30, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $29,000,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the schedule of investments, at September 30, 2010, the notional value of the protection sold was $7,070,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At September 30, 2010, the net unrealized appreciation of the protection sold was $52,631.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of September 30, 2010 were as follows:

	Asset Derivatives		Liability Derivatives

	Schedule of Investments		Schedule of Investments
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts (Forward	Receivables and other assets		Liabilities net of receivables
Currency Contracts)	net of liabilities	$111,703	and other assets	$(5,266,652)

Interest rate contracts (Futures)	Receivables and other assets		Liabilities net of receivables
	net of liabilities	354,002	and other assets	-

Credit contracts (Swaps)	Receivables and other assets		Liabilities net of receivables
	net of liabilities	710,706	and other assets	(14,475)

Total		$1,176,411		$(5,281,127)

The effect of derivative instruments on the statement of operations for the period ended September 30, 2010 was as follows:

	Location of Gain or Loss	Realized Gain or Loss	Change in Unrealized Appreciation or
	on Derivatives	on Derivatives	Depreciation on Derivatives
	Recognized in Income	Recognized in Income	Recognized in Income
	Net realized loss on
	foreign currencies
	contracts and net change
	in unrealized
	appreciation/depreciation
Foreign exchange contracts (Forward	of investments and foreign
Currency Contracts)	currencies	$(5,988,917)	$(4,596,422)
	Net realized gain on
	futures contracts and net
	change in unrealized
	appreciation/depreciation
	of investments and foreign
Interest rate contracts (Futures)	currencies	1,941,369	(1,453,201)
	Net realized loss on swap
	contracts and net change
	in unrealized
	appreciation/depreciation
	of investments and foreign
Credit contracts (Swaps)	currencies	(5,632,274)	1,474,087

Total		$(9,679,822)	$(4,575,536)

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the terms of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2010, the value of securities on loan was $89,088,074, for which the Series received collateral, comprised of non-cash collateral valued at $633,458, and cash collateral of $91,601,309. At September 30, 2010, the value of invested collateral was $89,791,981. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investment Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Emerging Markets Series

September 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 92.59%Δ
Argentina – 3.42%
*@Cresud ADR	725,538	$11,637,630
#†Grupo Clarin Class B GDR 144A	209,100	1,531,490
*@IRSA Inversiones y Representaciones ADR	315,012	4,659,027
@Pampa Energia ADR	66,800	767,532
		18,595,679
Australia – 0.09%
@†Alara Resources	119,472	18,478
@†Strike Resources	907,648	451,850
		470,328
Brazil – 11.73%
@AES Tiete	359,636	3,936,853
Banco Santander Brasil ADR	350,400	4,825,008
*Braskem ADR	88,199	1,810,725
Centrais Eletricas Brasileiras	1,107,023	14,020,396
Cyrela Brazil Realty	114,015	1,606,907
*†Fibria Celulose ADR	272,283	4,707,773
†Hypermarcas	64,500	988,646
Itau Unibanco Holding ADR	240,477	5,814,722
*Petroleo Brasileiro SA ADR	150,000	5,440,500
*Petroleo Brasileiro SP ADR	453,795	14,893,551
*Tim Participacoes ADR	98,328	3,243,841
Triunfo Participacoes e Investmentos	61,000	241,313
*Vale ADR	78,502	2,178,431
		63,708,666
*China – 14.20%
Bank of China	8,600,000	4,511,206
China Construction Bank	3,999,790	3,505,468
*China Mobile ADR	173,600	8,876,167
*China Petroleum & Chemical ADR	27,088	2,391,329
China Unicom	3,327,021	4,871,175
*China Unicom ADR	568,192	8,272,876
First Pacific	3,183,285	2,892,441
†Focus Media Holding ADR	181,681	4,414,848
Fosun International	148,208	117,857
*†Foxconn International Holdings	1,766,000	1,297,375
Franshion Properties China	9,558,000	2,833,314
*†Hollysys Automation Technologies	145,100	1,623,669
*Huadian Power International	7,932,000	1,983,281
Industrial & Commercial Bank of China	5,900,000	4,395,211
†Metallurgical	1,554,000	809,156
PetroChina	2,128,000	2,476,619
PetroChina ADR	40,000	4,656,800
*†Shanda Games ADR	284,625	1,525,590
*†Sina	98,107	4,962,252
Sinopec Shanghai Petrochemical	2,216,377	914,099
Sinotrans	4,326,332	1,170,952
*†Sohu.com	6,100	351,482
Tianjin Development Holdings	3,599,500	2,783,513
@†Tom Group	26,212,004	2,668,868
Travelsky Technology	2,772,961	2,798,372
		77,103,920
Hungary – 0.33%
*†OTP Bank	68,336	1,794,189
		1,794,189
India – 1.39%
†Indiabulls Real Estate GDR	44,628	171,371
Oil India	19,385	653,358
#Reliance Industries GDR 144A	143,410	6,396,086

*†Sify Technologies ADR	102,500	303,400
		7,524,215
Indonesia – 2.00%
Gudang Garam	774,000	4,474,891
Tambang Batubara Bukit Asam	2,919,097	6,361,505
		10,836,396
Israel – 0.87%
Israel Chemicals	333,516	4,705,121
		4,705,121
Malaysia – 2.84%
Eastern & Oriental	4,015,375	1,534,845
@Hong Leong Bank	1,451,575	4,283,652
KLCC Property Holdings	1,766,200	1,893,757
Media Prima	1,055,500	738,530
Oriental Holdings	1,723,920	2,931,789
†UEM Land Holdings	5,336,532	4,045,119
		15,427,692
Mexico – 4.99%
America Movil Series L ADR	118,421	6,315,392
*Cemex ADR	734,198	6,240,685
*†Empresas ICA	1,242,768	3,017,552
Fomento Economico Mexicano ADR	130,507	6,620,621
Grupo Televisa ADR	258,760	4,895,739
		27,089,989
Peru – 1.17%
Cia de Minas Buenaventura ADR	140,940	6,367,669
		6,367,669
Philippines – 0.29%
Philippine Long Distance Telephone ADR	25,926	1,551,930
		1,551,930
Poland – 0.96%
Polska Grupa Energetyczna	142,017	1,148,274
Polski Koncern Naftowy Orlen	293,760	4,042,870
		5,191,144
Republic of Korea – 10.84%
CJ	51,355	4,134,522
†D&Shop	157,771	249,057
Hyundai Elevator	20,899	1,306,818
KB Financial Group ADR	186,596	7,999,390
†Korea Electric Power	127,730	3,293,367
†Korea Electric Power ADR	200,000	2,586,000
KT	112,200	4,496,856
*LG Display ADR	208,709	3,639,885
Lotte Chilsung Beverage	9	6,078
Lotte Confectionery	3,264	3,827,203
Samsung Electronics	21,415	14,592,813
†SK Communications	107,325	1,769,533
SK Holdings	9,171	953,092
SK Telecom	13,785	2,073,341
*SK Telecom ADR	452,665	7,908,058
		58,836,013
Russia – 8.31%
*@†Chelyabinsk Zink Plant GDR	77,800	293,306
=@†Enel OGK-5 GDR	15,101	67,171
Gazprom ADR	605,610	12,711,754
LUKOIL ADR	26,333	1,493,081
*LUKOIL ADR (London International Exchange)	150,000	8,520,000
MMC Norilsk Nickel ADR	97,975	1,670,474
Mobile TeleSystems ADR	173,503	3,683,458
@Sberbank	3,201,818	8,981,099
Surgutneftegaz ADR	336,052	3,219,378
@†TGK-5 GDR	6,229	13,604
*VTB Bank GDR	774,991	4,460,073
		45,113,398
South Africa – 9.45%
ArcelorMittal Steel South Africa	421,035	4,973,749
Blue Label Telecoms	462,103	417,671
*Gold Fields ADR	340,348	5,197,114
Impala Platinum Holdings	152,575	3,940,131
JD Group	545,025	3,732,962

Sasol	121,822	5,468,375
Sasol ADR	73,227	3,279,837
Standard Bank Group	317,616	5,058,022
Sun International	188,959	2,645,892
Tongaat Hulett	245,237	3,500,772
Vodacom Group	1,316,693	13,081,546
		51,296,071
Taiwan – 6.89%
Cathay Financial Holding	2,129,135	3,258,532
†Evergreen Marine	5,532,000	3,918,500
Formosa Chemicals & Fibre	2,322,990	5,621,338
Hon Hai Precision Industry	721,280	2,716,359
MediaTek	679	9,555
President Chain Store	1,660,320	7,157,467
Taiwan Semiconductor Manufacturing	2,669,864	5,305,499
United Microelectronics	7,517,461	3,337,078
*United Microelectronics ADR	628,254	1,746,546
†Walsin Lihwa	7,280,100	4,340,060
		37,410,934
Thailand – 3.44%
Bangkok Bank-Foreign	717,191	3,816,354
@PTT Exploration & Production-Foreign	580,023	2,943,115
Siam Cement NVDR	1,088,634	11,944,485
		18,703,954
Turkey – 2.69%
@†Alarko Gayrimenkul Yatirim Ortakligi	56,976	697,181
@Alarko Holding	1,133,310	2,663,847
†Turk Sise ve Cam Fabrikalari	1,929,432	3,441,365
Turkcell Iletisim Hizmet	414,125	2,791,371
Turkiye Is Bankasi Class C	549,037	2,334,309
@Yazicilar Holding Class A	347,478	2,690,462
		14,618,535
United Kingdom – 1.23%
Anglo American	86,362	3,427,034
Anglo American ADR	104,315	2,075,702
@†Griffin Mining	1,846,472	1,080,516
†Mwana Africa	470,093	101,543
		6,684,795
United States – 5.46%
Archer-Daniels-Midland	92,600	2,955,792
*Bunge	140,600	8,317,896
†Google Class A	9,000	4,732,110
*†MEMC Electronic Materials	310,000	3,695,200
†Yahoo	700,000	9,919,000
		29,619,998
Total Common Stock (cost $480,461,431)		502,650,636

Convertible Preferred Stock – 0.14%Δ
Malaysia – 0.14%
@†Eastern & Oriental 8.00% exercise price MYR 1.00, expiration date 11/16/19	2,007,687	754,415
Total Convertible Preferred Stock (cost $712,523)		754,415

Preferred Stock – 5.70%Δ
Brazil – 2.93%
†Braskem Class A	324,568	3,265,515
†Vale Class A 1.96%	461,280	12,626,540
		15,892,055
Republic of Korea – 1.84%
CJ 3.73%	31,500	798,378
CJ Cheiljedang 5.85%	475	29,993
Hyundai Motor 2.91%	76,342	3,689,054
Samsung Electronics 2.25%	11,195	5,468,639
		9,986,064
Russia – 0.93%
@AK Transneft 0.94%	4,387	5,088,920
		5,088,920
Total Preferred Stock (cost $21,257,179)		30,967,039

Participation Notes – 0.06%
=@#†Lehman Indian Oil CW-12 LEPO 144A	100,339	56,300
=#†Lehman Oil & Natural Gas CW-12 LEPO 144A	146,971	277,804
Total Participation Notes (cost $4,952,197)		334,104

Total Value of Securities Before Securities Lending Collateral – 98.49%
(cost $507,383,330)		534,706,194

Securities Lending Collateral** – 4.63%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	24,451,668	24,451,668
BNY Mellon SL DBT II Liquidating Fund	662,916	642,167
@†Mellon GSL Reinvestment Trust II	521,138	26,943
Total Securities Lending Collateral (cost $25,635,722)		25,120,778

Total Value of Securities – 103.12%
(cost $533,019,052)		559,826,972	©
Obligation to Return Securities Lending Collateral** – (4.72%)		(25,635,722)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.60%		8,677,752
Net Assets Applicable to 27,008,456 Shares Outstanding – 100.00%		$542,869,002

ΔSecurities have been classified by country of origin.
†Non income producing security.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2010, the aggregate amount of fair valued securities was $401,275, which represented 0.07% of the Series' net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $8,261,680, which represented 1.52% of the Series’ net assets. See Note 5 in "Notes."
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $53,780,769 which represented 9.91% of the Series’ net assets. See Note 5 in “Notes."
*Securities listed and traded on the Hong Kong Stock Exchange.
©Includes $24,781,702 of securities loaned.
*Fully or partially on loan.
**See Note 4 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
HKD – Hong Kong Dollar
KRW – South Korean Won
LEPO – Low Exercise Price Option
MNB – Mellon National Bank
MYR – Malaysia Ringgit
NVDR – Non-Voting Depositary Receipts
USD – United States Dollar
ZAR – South African Rand

1The following foreign currency exchange contracts were outstanding at September 30, 2010:

						Unrealized
						Appreciation
Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
MNB	HKD	(11,618,403)	USD	1,496,349	10/5/10	$(1,110)
MNB	KRW	(37,996,952)	USD	33,313	10/1/10	(9)
MNB	KRW	(12,878,422)	USD	11,391	10/4/10	98
MNB	ZAR	(5,421,212)	USD	771,866	10/4/10	(5,395)
						$(6,416)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$533,778,215
Aggregate unrealized appreciation	$97,922,061
Aggregate unrealized depreciation	(71,873,304)
Net unrealized appreciation	$26,048,757

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $15,706,655 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Series' own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$498,976,274	$3,607,192	$67,170	$502,650,636
Convertible Preferred Stock	754,415	-	-	754,415
Securities Lending Collateral	-	25,093,835	26,943	25,120,778
Other	30,967,039	-	334,104	31,301,143
Total	$530,697,728	$28,701,027	$428,217	$559,826,972

Foreign Currency Exchange Contracts	$-	$(6,416)	$-	$(6,416)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities
	Lending
	Collateral	Common Stock	Other	Total
Balance as of 12/31/09	$22,148	$63,150	$262,566	$347,864
Net change in unrealized
appreciation/depreciation	4,795	82,448	71,538	158,781
Transfers out of Level 3	-	(78,428)	-	(78,428)
Balance as of 9/30/10	$26,943	$67,170	$344,104	$428,217

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$4,795	$13,721	$71,538	$90,054

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series' fiscal year ending December 31, 2010 and interim periods therein. During the period ended September 30, 2010, the Series made transfers out of Level 1 investments into Level 2 investments in the amount of $24,451,668, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund (Collective Trust) as a Level 2 investment. Management has classified the Collective Trust as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The Collective Trust is priced daily for investors in the Collective Trust. Utilizing international fair value pricing could cause transfers from Level 1 investments to Level 2 investments in the hierarchy. During the period ended September 30, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $78,428 for the Series. This was due to the Series' pricing vendor being able to supply matrix prices for an investment that had been utilizing broker quoted prices.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2010, the value of securities on loan was $24,781,702, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2010, the value of invested collateral was $25,120,778. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP REIT Series

September 30, 2010

	Number of
	Shares	Value
Common Stock – 93.06%
Diversified REITs – 5.27%
*Vornado Realty Trust	157,193	13,444,717
*Washington Real Estate Investment Trust	120,735	3,830,922
		17,275,639
Healthcare REITs – 12.66%
*Cogdell Spencer	110,983	701,413
*HCP	282,235	10,154,815
*Healthcare Realty Trust	181,500	4,245,285
Nationwide Health Properties	242,545	9,379,215
*Omega Healthcare Investors	199,230	4,472,714
*Ventas	243,575	12,561,162
		41,514,604
Hotel REITs – 4.74%
*†DiamondRock Hospitality	371,326	3,523,884
*Host Hotels & Resorts	831,143	12,034,950
		15,558,834
Industrial REITs – 2.65%
AMB Property	124,635	3,299,088
*First Potomac Realty Trust	121,144	1,817,160
ProLogis	302,075	3,558,444
		8,674,692
Mall REITs – 13.81%
*CBL & Associates Properties	71,785	937,512
*Macerich	161,508	6,936,769
Simon Property Group	348,853	32,352,627
*Taubman Centers	113,430	5,060,112
		45,287,020
Manufactured Housing REITs – 1.05%
*Equity Lifestyle Properties	63,059	3,435,454
		3,435,454
Multifamily REITs – 15.52%
Apartment Investment & Management	148,423	3,173,284
Associated Estates Realty	148,100	2,070,438
*AvalonBay Communities	70,590	7,336,419
*BRE Properties	146,525	6,080,788
*Camden Property Trust	143,175	6,868,105
*Colonial Properties Trust	172,625	2,794,799
*Equity Residential	265,625	12,635,781
*Essex Property Trust	49,541	5,421,767
UDR	212,804	4,494,420
		50,875,801
Office REITs – 11.01%
*Alexandria Real Estate Equities	79,965	5,597,550
*BioMed Realty Trust	216,035	3,871,347
*Boston Properties	168,850	14,034,812
CommonWealth REIT	38,475	984,960
Highwoods Properties	66,250	2,151,138
*Kilroy Realty	90,915	3,012,923
SL Green Realty	101,828	6,448,767
		36,101,497

Office/Industrial REITs – 4.86%
*Digital Realty Trust	167,800	10,353,260
*DuPont Fabros Technology	115,741	2,910,886
*PS Business Parks	47,265	2,673,781
		15,937,927
Real Estate Operating Companies – 1.85%
*†Gaylord Entertainment	55,100	1,680,550
Starwood Hotels & Resorts Worldwide	83,300	4,377,415
		6,057,965
Self-Storage REITs – 5.86%
*Extra Space Storage	121,000	1,940,840
*Public Storage	177,982	17,271,373
		19,212,213
Shopping Center REITs – 7.99%
*Acadia Realty Trust	146,975	2,792,525
*Federal Realty Investment Trust	96,239	7,858,876
*Kimco Realty	415,275	6,540,581
*Ramco-Gershenson Properties Trust	119,150	1,276,097
*Regency Centers	133,719	5,277,889
*Weingarten Realty Investors	112,575	2,456,387
		26,202,355
Single Tenant REITs – 1.28%
*National Retail Properties	166,605	4,183,452
		4,183,452
Specialty REITs – 4.51%
*Entertainment Properties Trust	155,814	6,728,049
*Plum Creek Timber	89,750	3,168,175
Rayonier	97,536	4,888,504
		14,784,728
Total Common Stock (cost $259,869,792)		305,102,181

Exchange-Traded Fund – 3.21%
*iShares Dow Jones U.S. Real Estate Index Fund	198,600	10,501,968
Total Exchange-Traded Fund (cost $10,133,934)		10,501,968

	Principal
	Amount
≠Short-Term Investment – 2.89%
Federal Home Loan Bank 0.007% 10/1/10	$9,478,004	9,478,004
Total Short-Term Investment (cost $9,478,004)		9,478,004

Total Value of Securities Before Securities Lending Collateral – 99.16%
(cost $279,481,730)		325,082,153

	Number of
	Shares
Securities Lending Collateral** – 20.77%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	67,165,220	67,165,220
BNY Mellon SL DBT II Liquidating Fund	889,208	861,376
@†Mellon GSL Reinvestment Trust II	1,389,278	71,826
Total Securities Lending Collateral (cost $69,443,706)		68,098,422

Total Value of Securities – 119.93%
(cost $348,925,436)		393,180,575	©
Obligation to Return Securities Lending Collateral** – (21.18%)		(69,443,706)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.25%		4,109,563
Net Assets Applicable to 36,329,442 Shares Outstanding – 100.00%		$327,846,432

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $71,826, which represented 0.02% of the Series’ net assets. See Note 4 in "Notes."
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $68,014,076 of securities loaned.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Open-end investment companies are valued at their published net asset value. Short-term debt securities having less than 60 days to maturity are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$398,887,448
Aggregate unrealized appreciation	$19,457,244
Aggregate unrealized depreciation	(25,164,117)
Net unrealized depreciation	$(5,706,873)

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $151,443,437 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $59,739,771 expires in 2016 and $91,703,666 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Series' own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$305,102,181	$-	$-	$305,102,181
Investment Companies	10,501,968	-	-	10,501,968
Short-Term	-	9,478,004	-	9,478,004
Securities Lending Collateral	-	68,026,596	71,826	68,098,422
Total	$315,604,149	$77,504,600	$71,826	$393,180,575

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$59,044
Net change in unrealized
appreciation/depreciation	12,782
Balance as of 9/30/10	$71,826

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$12,782

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Series' year ending December 31, 2010 and interim periods therein. During the period ended September 30, 2010, the Series made transfers out of Level 1 investments into Level 2 investments in the amount of $67,165,220, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund (Collective Trust) as a Level 2 investment. Management has classified the Collective Trust as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The Collective Trust is priced daily for investors in the Collective Trust. There were no transfers between Level 2 investments and Level 3 investments.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Series’ previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2010, the value of securities on loan was $68,014,076, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2010, the value of invested collateral was $68,098,422. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of September 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Series’ schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: